UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 69.9%
Federal Farm Credit Bank — 10.4%
2.36% due 06/16/2025	$20,000,000	$19,287,400

Federal Home Loan Bank — 16.0%
0.76% due 05/17/2018 FRS	25,000,000	25,025,000
0.88% due 08/15/2019(1)	2,250,000	2,240,654
1.69% due 02/26/2021	480,000	469,838
2.14% due 12/05/2022	372,093	364,908
4.50% due 09/13/2019	1,490,000	1,607,875

		29,708,275

Federal Home Loan Mtg. Corp. — 7.0%
3.50% due 08/01/2030	3,811,674	3,988,637
3.50% due 12/01/2044	4,670,913	4,808,921
4.00% due 04/01/2034	1,860,160	1,968,824
Federal Home Loan Mtg. Corp. REMIC Series 3747, Class WA 3.50% due 10/15/2030(2)	2,163,955	2,246,043

		13,012,425

Federal National Mtg. Assoc. — 2.2%
2.50% due 11/01/2027	4,008,673	4,020,992

Government National Mtg. Assoc. — 34.3%
3.50% due 11/15/2041	551,140	575,045
3.50% due 03/15/2042	412,586	430,482
3.50% due 06/15/2042	2,190,270	2,279,184
3.50% due 07/15/2042	695,927	724,218
3.50% due 02/20/2045	1,200,759	1,249,479
4.00% due 03/15/2039	224,098	238,069
4.00% due 04/15/2039	133,468	142,718
4.00% due 06/15/2039	604,084	641,181
4.00% due 12/15/2039	298,151	316,796
4.00% due 08/15/2040	264,319	281,610
4.00% due 09/15/2040	438,417	466,102
4.00% due 11/15/2040	454,453	484,294
4.00% due 12/15/2040	815,504	869,056
4.00% due 02/15/2041	372,537	396,677
4.00% due 03/15/2041	223,663	237,954
4.00% due 07/15/2041	453,960	483,662
4.00% due 08/15/2041	944,658	1,005,403
4.00% due 09/15/2041	1,722,220	1,831,150
4.00% due 10/15/2041	824,675	878,150
4.00% due 11/15/2041	2,544,284	2,708,560
4.00% due 12/15/2041	1,095,146	1,166,796
4.00% due 01/15/2042	2,030,970	2,167,716
4.00% due 02/15/2042	1,167,206	1,242,280
4.00% due 03/15/2042	276,477	294,566
4.00% due 06/15/2042	453,240	481,806
4.50% due 05/15/2018	58,955	60,184
4.50% due 08/15/2018	64,518	65,892
4.50% due 09/15/2018	238,016	243,591
4.50% due 10/15/2018	326,143	333,673
4.50% due 09/15/2033	418,965	457,247
4.50% due 03/15/2039	118,318	128,009
4.50% due 04/15/2039	90,775	98,261
4.50% due 05/15/2039	433,436	469,709
4.50% due 06/15/2039	1,652,156	1,792,297
4.50% due 07/15/2039	800,096	867,265
4.50% due 09/15/2039	226,067	245,057
4.50% due 11/15/2039	228,975	247,815
4.50% due 12/15/2039	642,813	696,985
4.50% due 01/15/2040	280,570	303,788
4.50% due 02/15/2040	1,239,565	1,328,160
4.50% due 03/15/2040	769,624	834,624
4.50% due 04/15/2040	752,542	815,192
4.50% due 05/15/2040	305,226	330,777
4.50% due 06/15/2040	331,216	358,631
4.50% due 07/15/2040	623,473	675,335
4.50% due 08/15/2040	171,774	186,531
4.50% due 09/15/2040	177,550	193,532
4.50% due 11/15/2040	247,518	268,855
4.50% due 01/15/2041	224,615	243,585
4.50% due 02/15/2041	200,877	217,338
4.50% due 03/15/2041	1,591,187	1,724,858
4.50% due 04/15/2041	958,786	1,038,755
4.50% due 05/15/2041	245,530	266,037
4.50% due 06/15/2041	519,304	565,229
4.50% due 07/15/2041	163,890	177,300
4.50% due 08/15/2041	493,201	534,306
4.50% due 04/20/2044	910,051	972,244
5.00% due 04/15/2018	257,453	263,949
5.00% due 05/15/2018	20,993	21,347
5.00% due 08/15/2033	475,315	525,280
5.00% due 10/15/2033	770,352	848,172
5.00% due 05/15/2035	130,653	142,900
5.00% due 08/15/2035	418,523	462,389
5.00% due 03/15/2036	175,399	192,260
5.00% due 05/15/2036	106,601	117,787
5.00% due 09/15/2036	243,850	268,341
5.00% due 01/15/2037	235,686	259,523
5.00% due 02/15/2037	369,598	404,103
5.00% due 03/15/2037	94,749	104,732
5.00% due 04/15/2037	643,740	706,916
5.00% due 04/15/2038	547,923	603,758
5.00% due 05/15/2038	261,774	288,034
5.00% due 08/15/2038	702,619	776,108
5.00% due 01/15/2039	240,996	265,105
5.00% due 02/15/2039	136,195	150,353
5.00% due 03/15/2039	115,592	126,372
5.00% due 04/15/2039	162,220	177,348
5.00% due 07/20/2039	1,248,041	1,364,834
5.00% due 08/15/2039	320,228	350,092
5.00% due 09/20/2039	4,074,340	4,515,363
5.00% due 10/15/2039	864,424	952,310
5.00% due 11/15/2039	749,474	827,068
5.00% due 12/15/2039	619,212	683,149
5.00% due 04/15/2040	646,601	713,444
5.00% due 05/15/2040	1,224,863	1,348,156
5.00% due 07/20/2045	569,778	613,712
5.50% due 06/15/2033	811,835	915,295
5.50% due 07/15/2033	128,140	144,776
5.50% due 10/15/2033	192,857	217,121
5.50% due 01/15/2034	540,363	604,819
5.50% due 02/15/2034	294,247	332,860

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 04/20/2035	553,928	623,017
5.50% due 09/15/2035	487,099	559,762
5.50% due 10/15/2035	371,549	418,615
5.50% due 02/15/2038	177,906	199,104
5.50% due 04/15/2038	104,977	117,141
5.50% due 05/15/2038	101,827	113,667
5.50% due 09/15/2039	90,716	101,440
5.50% due 03/15/2040	163,335	183,757
5.50% due 08/15/2040	127,262	141,960
6.00% due 04/15/2028	181,408	209,192
6.00% due 08/15/2033	295,089	340,770
6.00% due 12/15/2033	119,251	135,186
6.00% due 07/15/2034	57,219	64,865
6.00% due 12/15/2034	56,180	63,687
6.00% due 09/20/2038	1,314,684	1,486,765
6.50% due 10/15/2031	85,137	97,249

		63,477,969

Total U.S. Government Agencies (cost $129,251,359)		129,507,061

U.S. GOVERNMENT TREASURIES — 13.3%
United States Treasury Bonds — 8.5%
2.50% due 02/15/2045	1,000,000	890,742
4.25% due 11/15/2040	8,000,000	9,712,496
4.75% due 02/15/2041	4,000,000	5,215,000

		15,818,238

United States Treasury Notes — 4.8%
2.00% due 02/15/2025	5,000,000	4,866,405
2.00% due 08/15/2025	3,000,000	2,906,016
3.13% due 05/15/2019	1,000,000	1,042,617

		8,815,038

Total U.S. Government Treasuries (cost $21,272,194)		24,633,276

Total Long-Term Investment Securities (cost $150,523,553)		154,140,337

SHORT-TERM INVESTMENT SECURITIES — 14.0%
U.S. Government Treasuries — 14.0%
0.44% due 01/12/2017	11,000,000	10,998,900
0.45% due 01/19/2017	15,000,000	14,997,240

Total Short-Term Investment Securities (cost $25,995,146)		25,996,140

REPURCHASE AGREEMENTS — 2.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $4,596,000)	4,596,000	4,596,000

TOTAL INVESTMENTS (cost $181,114,699)(4)	99.7%	184,732,477
Other assets less liabilities	0.3	492,773

NET ASSETS	100.0%	$185,225,250

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(2)	Collateralized Mortgage Obligation

(3)	See Note 2 for details of Joint Repurchase Agreements.

(4)	See Note 3 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$129,507,061	$—	$129,507,061
U.S. Government Treasuries	—	24,633,276	—	24,633,276
Short-Term Investment Securities		25,996,140		25,996,140
Repurchase Agreements	—	4,596,000	—	4,596,000

Total Investments at Value	$—	$184,732,477	$—	$184,732,477

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Security Description	Principal Amount/ Shares**	Value (Note 1)
ASSET BACKED SECURITIES — 2.0%
Diversified Financial Services — 2.0%
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.07% due 12/15/2021	$49,000	$49,089
Americredit Automobile Receivables Trust Series 2016-4, ClassA3 1.53% due 07/08/2021	228,000	226,455
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A 1.92% due 09/20/2019*	450,000	447,737
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	145,000	143,055
Carmax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022	150,000	147,937
CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	162,000	159,086
Chase Issuance Trust FRS Series 2014-A5, Class A5 1.07% due 04/15/2021	326,000	326,496
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	200,000	198,071
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)	161,964	160,583
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	78,000	80,013
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(2)	163,000	158,902
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(2)	65,325	66,911
Commercial Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(2)	329,000	336,200
Commercial Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(2)	132,000	135,950
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(2)	685,000	698,907
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(2)	39,000	39,888
CSAIL Commercial Mtg. Trust Series 2016-C7, Class A5 3.50% due 11/15/2049(2)	100,000	100,273

Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	117,000	117,144
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	81,000	81,407
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	50,000	50,439
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(2)	73,125	74,269
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(2)	102,000	104,132
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	104,000	103,824
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(2)	1,295,000	1,247,676
JPMDB Commercial Mtg Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(2)	990,000	1,001,685
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(2)	185,000	180,871
Palisades Center Trust Series 2016-PLSD, Class A 2.71% due 04/13/2033*(2)	843,000	839,679
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	26,000	26,200
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	99,457
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	80,798	81,090

Total Asset Backed Securities (cost $7,633,935)		7,483,426

U.S. CORPORATE BONDS & NOTES — 43.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	176,000	180,839
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	195,000	192,986

		373,825

Aerospace/Defense-Equipment — 0.4%
Harris Corp. Senior Notes 4.85% due 04/27/2035	245,000	257,407
L-3 Communications Corp. Company Guar. Notes 3.85% due 12/15/2026	139,000	138,168
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	578,000	589,560

Aerospace/Defense-Equipment (continued)
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	613,000	571,622

		1,556,757

Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 3.40% due 12/01/2021*	61,000	60,359
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	311,000	305,680

		366,039

Airlines — 0.7%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	1,142,000	1,176,260
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(3)	29,568	29,674
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018(3)	184,922	188,436
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	678,170	693,429
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	449,602	466,462

		2,554,261

Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	137,000	133,584

Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	208,000	207,834
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	88,000	82,849
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	440,000	432,630

		723,313

Auto-Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	440,000	440,394
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	288,000	282,881
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	210,000	208,007
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	78,000	75,739
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	427,000	426,141
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	291,000	294,055
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	157,000	159,039
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	129,000	127,816
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	328,000	316,756
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	500,000	502,086
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	163,000	163,966

		2,996,880

Auto-Heavy Duty Trucks — 0.4%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,325,000	1,391,250
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	68,000	67,765

		1,459,015

Banks-Commercial — 0.8%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	485,000	480,247
Discover Bank Senior Notes 3.45% due 07/27/2026	250,000	241,403
Fifth Third Bank Senior Notes 1.63% due 09/27/2019	207,000	204,525
Fifth Third Bank Senior Notes 2.30% due 03/15/2019	4,000	4,027
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	609,000	614,547
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	445,000	446,103

Banks-Commercial (continued)
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021		226,000	229,198
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		521,000	639,866

			2,859,916

Banks-Fiduciary — 0.2%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		775,000	784,433

Banks-Super Regional — 0.6%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026		195,000	189,032
JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019		399,000	395,031
Wells Fargo & Co. Senior Notes 1.50% due 09/12/2022	EUR	400,000	440,002
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026		606,000	577,153
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		205,000	210,858
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046		35,000	33,497
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046		162,000	164,407
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045		46,000	47,247

			2,057,227

Batteries/Battery Systems — 0.2%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		896,000	900,480

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019		155,000	155,222
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021		291,000	292,672
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		128,000	130,270
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036		304,000	319,768
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046		170,000	183,748

			1,081,680

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022		873,000	873,000

Building & Construction-Misc. — 0.2%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023		864,000	768,960

Building Products-Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023		239,000	232,044

Building Products-Wood — 0.2%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*		580,000	575,650
Masco Corp. Senior Notes 4.45% due 04/01/2025		333,000	337,995

			913,645

Cable/Satellite TV — 1.2%
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*		811,000	821,138
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*		428,000	440,840
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022		685,000	667,875
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*		232,000	240,120
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*		430,000	459,025
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020		168,000	171,399
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		133,000	151,864

Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045		81,000	93,642
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036		149,000	134,021
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		475,000	480,938
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026		832,000	938,080

			4,598,942

Casino Hotels — 0.8%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022		1,180,000	1,272,158
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*		838,000	804,480
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		449,000	450,123
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*		547,000	581,187

			3,107,948

Cellular Telecom — 1.1%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		2,711,000	2,880,437
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020		1,077,000	1,109,310

			3,989,747

Chemicals-Diversified — 0.2%
Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	180,000	195,293
Eastman Chemical Co. Senior Notes 1.88% due 11/23/2026	EUR	310,000	330,123
Eastman Chemical Co. Senior Notes 4.65% due 10/15/2044		153,000	151,737
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*		176,000	169,282

			846,435

Chemicals-Plastics — 0.2%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*		573,000	598,785

Chemicals-Specialty — 0.3%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		176,000	220,612
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*		760,000	756,200

			976,812

Coal — 0.3%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020		1,131,000	1,125,345

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045		425,000	417,102

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 1.00% due 01/15/2024	EUR	210,000	221,251
Ecolab, Inc. Senior Notes 3.70% due 11/01/2046		29,000	26,369

			247,620

Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		124,000	124,641

Computer Services — 0.7%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*		590,000	569,350
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		935,000	822,800
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		428,000	435,832
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020		650,000	669,565

			2,497,547

Computers — 0.8%
Apple, Inc. Senior Notes 2.45% due 08/04/2026		166,000	155,799

Computers (continued)
Apple, Inc. Senior Notes 2.85% due 05/06/2021		253,000	258,249
Apple, Inc. Senior Notes 2.85% due 02/23/2023		239,000	240,490
Apple, Inc. Senior Notes 4.50% due 02/23/2036		98,000	104,657
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		1,509,000	1,634,693
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*		49,000	54,399
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		266,000	316,429
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*		178,000	219,169

			2,983,885

Computers-Integrated Systems — 0.3%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024		1,107,000	1,181,723

Computers-Memory Devices — 0.2%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*		727,000	859,678

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020		97,000	96,808

Containers-Metal/Glass — 0.3%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		642,000	719,040
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		565,000	569,238

			1,288,278

Containers-Paper/Plastic — 0.3%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*		268,000	262,499
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*		101,000	102,826
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		546,000	570,570

			935,895

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021		283,000	278,157

Data Processing/Management — 0.1%

Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046		110,000	104,726
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025		124,000	135,052

			239,778

Diagnostic Equipment — 0.2%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026		255,000	253,238
Abbott Laboratories Senior Notes 4.75% due 11/30/2036		166,000	168,759
Abbott Laboratories Senior Notes 4.90% due 11/30/2046		277,000	284,295

			706,292

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046		108,000	101,146

Diversified Banking Institutions — 2.4%
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	450,000	510,797
Bank of America Corp. Senior Notes 2.50% due 10/21/2022		100,000	96,713
Bank of America Corp. Senior Notes 2.63% due 10/19/2020		150,000	150,086
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025		143,000	142,355
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		436,000	436,279
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		108,000	109,307
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		83,000	97,910

Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025		6,000	5,960
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		518,000	529,940
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		713,000	724,298
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		142,000	160,228
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	400,000	445,085
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	275,000	312,994
Goldman Sachs Group, Inc. FRS Senior Notes 2.64% due 10/28/2027		194,000	197,763
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026		210,000	205,167
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		129,000	131,762
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045		90,000	95,008
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045		30,000	31,550
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		447,000	540,255
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		226,000	279,075
JPMorgan Chase & Co. Senior Notes 2.63% due 04/23/2021	EUR	400,000	463,122
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023		252,000	246,554
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020		312,000	314,822
JPMorgan Chase & Co. Sub. Notes 3.63% due 12/01/2027		273,000	264,861
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	350,000	384,178
Morgan Stanley Senior Notes 2.13% due 04/25/2018		283,000	284,127
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	350,000	398,551

Morgan Stanley Senior Notes 2.80% due 06/16/2020		151,000	152,236
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		548,000	562,534
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		568,000	606,787

			8,880,304

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		270,000	271,285

Diversified Manufacturing Operations — 0.4%
General Electric Co. Senior Notes 2.70% due 10/09/2022		307,000	306,943
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026		216,000	206,478
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		403,000	476,863
Textron, Inc. Senior Notes 4.00% due 03/15/2026		208,000	208,248
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		243,000	233,641

			1,432,173

Electric-Distribution — 0.1%
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045		271,000	278,176

Electric-Integrated — 1.6%
AES Corp. Senior Notes 5.50% due 03/15/2024		870,000	885,225
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020		161,000	161,189
Consolidated Edison Co. of New York Inc Senior Notes 4.30% due 12/01/2056		112,000	111,846
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019		88,000	89,092
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		536,000	578,013

Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	158,000	142,233
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	207,000	209,299
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	219,000	221,604
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	324,000	417,603
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	29,000	30,477
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	456,000	437,810
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class B 9.13% due 06/30/2017	126,600	110,142
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class C 10.06% due 12/30/2028	1,051,264	896,202
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	221,000	217,953
South Carolina Electric & Gas Co. 1st Mtg. Notes 5.10% due 06/01/2065	148,000	162,272
Southern California Edison Co. 1st Mtg. Notes 1.13% due 05/01/2017	446,000	446,059
Southern Power Co. Senior Notes 4.95% due 12/15/2046	16,000	15,591
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*	650,000	615,875
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	105,000	106,368

		5,854,853

Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046*	64,000	63,486

Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	163,000	162,520

Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	621,000	647,392

Intel Corp. Senior Notes 1.35% due 12/15/2017	353,000	353,531

		1,000,923

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	650,000	658,125

Enterprise Software/Service — 0.5%
Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*	826,000	840,455
Oracle Corp. Senior Notes 1.90% due 09/15/2021	289,000	282,409
Oracle Corp. Senior Notes 3.85% due 07/15/2036	497,000	485,032
Oracle Corp. Senior Notes 3.90% due 05/15/2035	67,000	66,083

		1,673,979

Finance-Auto Loans — 0.6%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,381,000	1,377,547
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	675,000	693,563

		2,071,110

Finance-Commercial — 0.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	259,000	249,935
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	498,000	498,000

		747,935

Finance-Consumer Loans — 0.7%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	1,126,000	1,123,185
Navient Corp. Senior Notes 5.63% due 08/01/2033	611,000	504,075
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	916,000	954,930

		2,582,190

Finance-Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	500,000	507,500
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019	191,000	189,135
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	296,000	292,473

		989,108

Finance-Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)(5)	280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)(5)	361,000	36
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	200,000	202,490

		202,554

Finance-Leasing Companies — 0.1%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	191,000	207,235

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	900,000	875,250

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	137,000	136,892
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	273,000	271,027
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	118,000	117,295

		525,214

Firearms & Ammunition — 0.3%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,115,000	947,750

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	286,000	308,530

Food-Retail — 0.2%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	350,000	346,500
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	416,000	433,680

		780,180

Food-Wholesale/Distribution — 0.2%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	921,000	888,765

Gambling (Non-Hotel) — 0.6%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	1,155,000	1,178,100
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,220,000	1,213,900
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(3)(5)	478,062	5,880

		2,397,880

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	179,000	185,479

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	543,000	555,326

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	113,000	117,947
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	82,000	92,422

		210,369

Home Furnishings — 0.1%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	400,000	402,000

Hotels/Motels — 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	685,000	711,544

Independent Power Producers — 0.6%
Calpine Corp. Senior Notes 5.50% due 02/01/2024	770,000	743,050
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	785,000	749,675

Independent Power Producers (continued)
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*		875,000	820,313

			2,313,038

Industrial Gases — 0.2%
Air Products & Chemicals, Inc. Senior Notes 0.38% due 06/01/2021	EUR	300,000	318,116
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020		81,000	82,815
Praxair, Inc. Senior Notes 1.20% due 02/12/2024	EUR	320,000	347,711

			748,642

Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046		142,000	134,564
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		210,000	226,904
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*		344,000	344,180
Unum Group Senior Notes 5.75% due 08/15/2042		90,000	96,895

			802,543

Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		222,000	268,544
MetLife, Inc. Senior Notes 4.60% due 05/13/2046		134,000	141,066

			409,610

Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		172,000	157,759
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		145,000	142,385
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*		300,000	301,242

			601,386

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018		196,000	195,016

Internet Connectivity Services — 0.4%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		834,000	861,105
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025		545,000	569,525

			1,430,630

Internet Content-Entertainment — 0.2%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025		792,000	854,370

Investment Management/Advisor Services — 0.3%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*		1,106,000	1,064,525

Machinery-Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017		537,000	536,969
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017		545,000	546,381

			1,083,350

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026		73,000	73,563
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*		173,000	166,298

			239,861

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 4.38% due 11/01/2046		60,000	59,105

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019		1,129,000	1,117,710

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		85,000	85,706
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026		155,000	152,883
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*		700,000	701,219
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*		204,000	196,052

			1,135,860

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 1.25% due 02/25/2022	EUR	325,000	353,377
Amgen, Inc. Senior Notes 2.00% due 02/25/2026	EUR	100,000	112,398
Amgen, Inc. Senior Notes 4.40% due 05/01/2045		101,000	96,813
Amgen, Inc. Senior Notes 5.50% due 12/07/2026	GBP	250,000	387,282
Celgene Corp. Senior Notes 3.63% due 05/15/2024		203,000	203,993
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036		76,000	72,874

			1,226,737

Medical-Drugs — 0.2%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		214,000	215,638
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*		346,000	371,703
Johnson & Johnson Senior Notes 1.65% due 05/20/2035	EUR	180,000	195,678

			783,019

Medical-HMO — 0.3%
Centene Corp. Senior Notes 4.75% due 01/15/2025		540,000	527,175
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017		281,000	281,052
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021		205,000	202,602

			1,010,829

Medical-Hospitals — 1.3%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022		955,000	663,725
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026		444,000	458,985
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095		1,128,000	1,080,060
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019		842,000	732,540
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*		1,010,000	1,007,475

Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021		870,000	861,300

			4,804,085

Metal Processors & Fabrication — 0.3%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*		55,000	57,783
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*		600,000	606,000
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*		396,000	419,760

			1,083,543

Metal-Aluminum — 0.2%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024		538,000	556,830

Mining — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(3)(5)		500,000	15,000

Multimedia — 0.2%
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027		151,000	150,142
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045		220,000	220,240
Viacom, Inc. Senior Notes 5.85% due 09/01/2043		103,000	100,940
Walt Disney Co. Senior Notes 1.50% due 09/17/2018		212,000	212,389
Walt Disney Co. Senior Notes 1.65% due 01/08/2019		100,000	100,096

			783,807

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019		322,000	326,243
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021		228,000	227,509
Cisco Systems, Inc. Senior Notes 2.50% due 09/20/2026		72,000	68,480

			622,232

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 3.38% due 10/01/2021	70,000	67,962

Oil Companies-Exploration & Production — 2.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024*	235,000	243,225
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	494,000	587,942
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	600,000	615,000
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	750,000	765,000
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	217,000	216,568
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	484,000	422,290
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	1,105,000	1,196,162
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	310,000	333,157
Hess Corp. Senior Notes 4.30% due 04/01/2027	138,000	137,368
Hess Corp. Senior Notes 5.60% due 02/15/2041	253,000	255,818
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	685,000	679,862
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	43,000	43,538
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	787,000	815,529
Marathon Oil Corp. Senior Notes 5.20% due 06/01/2045	79,000	74,462
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	559,000	569,956
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	289,000	291,202
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	122,000	122,360
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	152,000	154,681
Rex Energy Corp. Sec. Notes 8.00% due 10/01/2020(15)	646,815	336,344
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	600,000	603,000
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	481,000	456,950
SM Energy Co. Senior Notes 5.63% due 06/01/2025	506,000	488,290
SM Energy Co. Senior Notes 6.50% due 01/01/2023	116,000	117,885
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	750,000	806,250

		10,332,839

Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	324,000	323,682
Chevron Corp. Senior Notes 1.96% due 03/03/2020	178,000	177,407
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	199,000	198,953

		700,042

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	410,000	410,000

Oil Refining & Marketing — 0.2%
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	880,000	875,600

Oil-Field Services — 0.4%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,180,000	1,003,000
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	548,000	557,590

		1,560,590

Paper & Related Products — 0.7%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	219,000	214,620

Paper & Related Products (continued)
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	260,000	264,102
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	492,000	497,618
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	672,000	692,384
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	275,000	302,329
International Paper Co. Senior Notes 4.40% due 08/15/2047	101,000	95,446
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	620,000	630,850

		2,697,349

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	107,000	103,578
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	191,000	196,629
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	239,000	228,825

		529,032

Pipelines — 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	507,000	512,070
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	1,040,000	1,125,800
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	157,000	152,580
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	59,000	59,288
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	700,000	780,500
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	115,000	107,471
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	29,000	29,776
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	366,000	396,586
EnLink Midstream Partners LP Senior Notes 4.40% due 04/01/2024	84,000	83,461

EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	189,000	190,651
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	186,000	168,619
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	120,000	122,927
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	77,000	77,739
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	465,000	456,862
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	532,000	541,310
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	672,000	700,560
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	224,000	222,199
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	159,000	148,139
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	74,000	74,324
Phillips 66 Senior Notes 4.90% due 10/01/2046	87,000	83,545
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	90,000	86,175
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	108,000	106,776
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	127,000	128,835
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	656,000	644,520

Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	1,410,000	1,519,275
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	102,000	97,560
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	592,000	577,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	580,000	575,650
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,116,000	1,171,800
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	202,000	209,151

		11,151,349

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	183,000	181,796

Printing-Commercial — 0.2%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	642,000	625,950

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	565,000	552,288

Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	221,000	203,908
American Tower Corp. Senior Notes 3.38% due 10/15/2026	156,000	147,684
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	73,000	69,328
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	781,000	794,668
CubeSmart LP Company Guar. Notes 3.13% due 09/01/2026	144,000	135,711
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	570,000	567,150
Federal Realty Investment Trust Senior Notes 3.63% due 08/01/2046	30,000	26,330
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	63,000	59,314
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	132,000	129,746

Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*	813,000	823,894

		2,957,733

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	905,000	921,969

Real Estate Operations & Development — 0.2%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	531,000	574,808

Rental Auto/Equipment — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	704,000	656,480
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	213,000	194,645
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	872,000	761,910

		1,613,035

Retail-Appliances — 0.3%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,123,000	982,625

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	17,000	16,865
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	104,000	91,036

		107,901

Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	344,000	340,956

Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	184,695	194,389
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	149,430	167,313

Retail-Drug Store (continued)
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*		238,497	272,441

			634,143

Retail-Restaurants — 0.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		575,000	573,563
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035		33,000	34,911
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*		609,000	595,297

			1,203,771

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(5)(6)(7)		100,000	0

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021		806,000	884,585

Savings & Loans/Thrifts — 0.6%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		1,195,000	1,347,842
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		714,000	849,772

			2,197,614

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.50% due 12/05/2026		71,000	70,343
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036		28,000	28,141

			98,484

Special Purpose Entity — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*		872,000	880,084

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054		440,000	385,439

Steel-Producers — 0.4%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023		710,000	788,100
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*		594,000	656,685

			1,444,785

Telecom Services — 0.1%
Embarq Corp. Senior Notes 8.00% due 06/01/2036		550,000	515,625

Telecommunication Equipment — 0.2%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*		782,000	789,820

Telephone-Integrated — 1.5%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022		450,000	441,724
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		300,000	267,310
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		368,000	355,549
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		234,000	221,696
AT&T, Inc. Senior Notes 5.80% due 02/15/2019		129,000	138,704
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025		1,230,000	1,269,975
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032		1,160,000	1,276,000
Verizon Communications, Inc. Senior Notes 0.88% due 04/02/2025	EUR	220,000	227,957
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021		405,000	407,953
Verizon Communications, Inc. Senior Notes 3.13% due 11/02/2035	GBP	265,000	326,221
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		148,000	146,074
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055		400,000	375,644
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046		82,000	83,090

			5,537,897

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026		95,000	89,655

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046		102,000	99,723
CSX Corp. Senior Notes 4.25% due 11/01/2066		104,000	94,909

			194,632

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*		610,000	622,200

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*		125,000	126,057

Wire & Cable Products — 0.1%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		490,000	475,300

Total U.S. Corporate Bonds & Notes (cost $157,331,962)			159,907,509

FOREIGN CORPORATE BONDS & NOTES — 16.3%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP	150,000	208,173

Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. Senior Notes 4.00% due 12/15/2026		96,000	96,608

Airport Development/Maintenance — 0.2%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	600,000	678,177
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	100,000	168,914

			847,091

Auto-Cars/Light Trucks — 0.4%
Daimler AG Senior Notes 2.75% due 12/04/2020	GBP	235,000	308,589
FCE Bank PLC Senior Notes 1.53% due 11/09/2020	EUR	200,000	218,046
FCE Bank PLC Senior Notes 1.62% due 05/11/2023	EUR	300,000	323,968
RCI Banque SA Senior Notes 2.25% due 03/29/2021	EUR	350,000	394,478
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		107,000	107,241

			1,352,322

Auto/Truck Parts & Equipment-Original — 0.1%
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		290,000	278,400

Banks-Commercial — 2.3%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019		253,000	249,751
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020		200,000	215,500
Banco Macro SA FRS Sub. Notes 6.75% due 11/04/2026*		200,000	189,500
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		200,000	207,296
Bank of Montreal Senior Notes 2.10% due 12/12/2019		115,000	115,000
BPCE SA FRS Sub. Notes 2.75% due 11/30/2027	EUR	300,000	326,342
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	300,000	361,673
Cooperatieve Rabobank UA Senior Notes 4.55% due 08/30/2029	GBP	110,000	165,461
Cooperatieve Rabobank UA Senior Notes 5.25% due 05/23/2041	GBP	100,000	171,560
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		254,000	256,427
Danske Bank A/S FRS Sub. Notes 3.88% due 10/04/2023	EUR	300,000	334,553
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		491,000	493,553
HBOS PLC Sub. Notes 5.37% due 06/30/2021	EUR	600,000	735,911

Banks-Commercial (continued)
HSBC Bank PLC FRS Sub. Notes 5.00% due 03/20/2023	GBP	400,000	512,850
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		200,000	217,854
ING Bank NV FRS Sub. Notes 3.00% due 04/11/2028	EUR	300,000	332,909
Intesa Sanpaolo SpA Senior Notes 1.13% due 01/14/2020	EUR	400,000	426,338
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*		15,000	15,014
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		275,000	276,166
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018		269,000	270,131
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026		142,000	151,276
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*		200,000	194,566
Standard Chartered Bank Sub. Notes 5.88% due 09/26/2017	EUR	150,000	164,482
Standard Chartered PLC Sub. Notes 3.13% due 11/19/2024	EUR	275,000	298,070
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR	500,000	548,473
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021		289,000	279,858
Toronto-Dominion Bank FRS Sub. Notes 3.63% due 09/15/2031		72,000	70,332
Westpac Banking Corp. Senior Notes 0.88% due 02/16/2021	EUR	600,000	650,448
Westpac Banking Corp. FRS Sub. Notes 4.32% due 11/23/2031		133,000	133,424

			8,364,718

Banks-Money Center — 0.2%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	200,000	238,238
ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	360,000	483,547
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP	150,000	206,144

			927,929

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		442,000	445,070

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		346,000	357,730
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*		196,000	188,068

			545,798

Brewery — 0.1%
Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	500,000	576,683

Building Products-Cement — 0.1%
St Marys Cement, Inc. Company Guar. Notes 5.75% due 01/28/2027*		200,000	192,000

Building-Residential/Commercial — 0.3%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*		925,000	938,875
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*		340,000	344,250

			1,283,125

Cable/Satellite TV — 1.2%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		1,340,000	1,393,600
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		1,200,000	1,260,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		1,354,000	1,387,850
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		545,000	549,087

			4,590,537

Cellular Telecom — 0.2%
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		200,000	200,284

Cellular Telecom (continued)
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		200,000	214,404
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023		200,000	208,000

			622,688

Chemicals-Diversified — 0.2%
Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		200,000	193,298
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		420,000	411,470

			604,768

Chemicals-Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		220,000	196,075

Consumer Products-Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*		213,000	201,885

Cruise Lines — 0.4%
NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*		610,000	609,622
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		183,000	195,581
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027		491,000	579,380

			1,384,583

Diversified Banking Institutions — 1.5%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	400,000	478,717
BNP Paribas SA Senior Notes 2.38% due 11/20/2019	GBP	200,000	256,955
BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	400,000	480,598
BNP Paribas SA Sub. Notes 4.38% due 05/12/2026*		209,000	205,990
Credit Agricole SA Sub. Notes 3.90% due 04/19/2021	EUR	350,000	420,304
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP	250,000	369,208
Deutsche Bank AG Senior Notes 1.00% due 03/18/2019	EUR	400,000	423,842
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022		228,000	222,588

HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026		204,000	205,514
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025		336,000	337,624
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		314,000	316,096
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021		208,000	201,972
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		201,000	193,011
Royal Bank of Scotland PLC FRS Sub. Notes 10.50% due 03/16/2022	EUR	950,000	1,019,482
Societe Generale SA FRS Sub. Notes 2.50% due 09/16/2026	EUR	300,000	323,706

			5,455,607

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		513,000	537,576

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		137,000	139,772

Diversified Minerals — 0.3%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*		977,000	1,133,388

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		280,000	277,229

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	208,103

Electric-Generation — 0.3%
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*		200,000	192,000

Electric-Generation (continued)
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		697,000	690,335
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		167,000	162,025
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	150,000	242,866

			1,287,226

Electric-Integrated — 0.6%
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	400,000	526,811
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP	100,000	149,826
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	600,000	711,483
Iberdrola International BV Company Guar. Notes 2.50% due 10/24/2022	EUR	400,000	465,845
Iberdrola International BV Company Guar. Notes 3.00% due 01/31/2022	EUR	300,000	355,420

			2,209,385

Finance-Leasing Companies — 0.2%
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021		785,000	816,400

Food-Meat Products — 0.1%
BRF SA Senior Notes 7.75% due 05/22/2018*(5)	BRL	1,000,000	287,277
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*		200,000	192,750

			480,027

Food-Retail — 0.2%
Casino Guichard Perrachon SA Senior Notes 4.41% due 08/06/2019	EUR	300,000	346,040
Casino Guichard-Perrachon SA Senior Notes 5.98% due 05/26/2021	EUR	300,000	367,851

			713,891

Gas-Distribution — 0.0%
Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR	100,000	128,928

Gas-Transportation — 0.1%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		200,000	197,000

Gold Mining — 0.1%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022		200,000	198,820
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		106,000	103,974

			302,794

Hazardous Waste Disposal — 0.2%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*		670,000	683,400

Insurance-Multi-line — 0.2%
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	175,000	212,435
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		137,000	135,845
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		254,000	241,012

			589,292

Investment Management/Advisor Services — 0.1%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		380,000	374,087

Machinery-General Industrial — 0.1%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*		569,000	588,915

Medical-Drugs — 0.1%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023		198,000	187,425
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046		15,000	12,853

			200,278

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		273,000	276,785
Perrigo Co. PLC Senior Notes 4.00% due 11/15/2023		502,000	497,641

			774,426

Metal Processors & Fabrication — 0.1%
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025		200,000	194,500

Metal-Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		937,000	922,945

Metal-Diversified — 0.4%
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	200,000	286,999
Glencore Finance Europe SA Company Guar. Notes 2.75% due 04/01/2021	EUR	250,000	278,399
Glencore Finance Europe SA Company Guar. Notes 6.00% due 04/03/2022	GBP	300,000	421,291
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*		437,000	454,209

			1,440,898

Metal-Iron — 0.1%
NLMK Group Senior Notes 4.50% due 06/15/2023		200,000	198,883

Oil & Gas Drilling — 0.1%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,050,000	378,000

Oil Companies-Exploration & Production — 0.6%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		117,000	148,900
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*		200,000	186,968
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		994,000	884,660
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*		350,000	323,750
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		200,000	217,000
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		300,000	308,137
Tengizchevroil Finance Co., Inc. Senior Sec. Notes 4.00% due 08/15/2026*		200,000	187,640

			2,257,055

Oil Companies-Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		302,000	301,829
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019		197,000	195,606
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	450,000	546,883

BP Capital Markets PLC Company Guar. Notes 4.33% due 12/10/2018	GBP	100,000	131,830
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		200,000	187,300
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023		200,000	201,836
Lukoil International Finance BV Company Guar. Notes 4.75% due 11/02/2026*		200,000	200,352
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026		155,000	167,206
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022*		100,000	102,398
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		157,000	130,655
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*		486,000	459,173
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		275,000	275,381
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017		201,000	201,076
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		219,000	218,738
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		232,000	231,677
Total Capital International SA Company Guar. Notes 2.25% due 06/09/2022	GBP	140,000	181,136

			3,733,076

Oil Refining & Marketing — 0.2%
Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*		200,000	199,500
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		250,000	249,166
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	199,831

Oil Refining & Marketing (continued)
Ultrapar International SA Company Guar. Notes 5.25% due 10/06/2026*		200,000	195,980

			844,477

Paper & Related Products — 0.2%
Bahia Sul Holdings GmbH Company Guar. Notes 5.75% due 07/14/2026*		200,000	192,750
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		378,000	383,670
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	190,000

			766,420

Petrochemicals — 0.1%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		200,000	206,500
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026*		200,000	190,856

			397,356

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046		133,000	142,313
Southern Gas Corridor CJSC Government Guar. Notes 6.88% due 03/24/2026*		500,000	538,500

			680,813

Printing-Commercial — 0.3%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		1,120,000	1,142,400

Real Estate Investment Trusts — 0.1%
Trust F/1401 Senior Notes 5.25% due 01/30/2026*		200,000	191,500

Retail-Major Department Stores — 0.1%
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*		200,000	185,000

Satellite Telecom — 0.5%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*		610,000	593,225
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		1,245,000	1,297,912

			1,891,137

Security Services — 0.2%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		811,000	754,230

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		415,000	435,750

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		390,000	382,200

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015*† (3)(5)(6)(7)		1,330,000	0

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 7.25% due 02/25/2022		1,073,000	1,209,807

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018		434,000	439,094

Telecom Services — 0.1%
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		200,000	209,487

Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Notes 8.88% due 11/27/2028	GBP	150,000	306,134
Koninklijke KPN NV Senior Notes 5.75% due 09/17/2029	GBP	200,000	314,642
Oi SA Senior Notes 9.75% due 09/15/2016*†(5)(6)(7)	BRL	575,000	38,867
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		341,000	354,520
Telefonica Emisiones SAU Company Guar. Notes 5.38% due 02/02/2026	GBP	160,000	235,388

			1,249,551

Transport-Marine — 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		300,000	285,465

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		152,000	181,989

Total Foreign Corporate Bonds & Notes (cost $64,211,639)			60,188,210

FOREIGN GOVERNMENT OBLIGATIONS — 8.0%
Banks-Fiduciary — 0.3%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		1,130,000	1,050,900

Electric-Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		375,000	375,342

Telephone-Integrated — 0.1%
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	160,033

Sovereign — 7.5%
Dominican Republic Senior Notes 5.50% due 01/27/2025*		415,000	400,168
Dominican Republic Senior Bonds 5.88% due 04/18/2024		380,000	380,973
Dominican Republic Senior Notes 8.63% due 04/20/2027		350,000	393,278
Federal Republic of Germany Bonds Zero Coupon due 08/15/2026	EUR	1,275,000	1,317,162
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	190,000	281,388
Federal Republic of Germany Bonds 6.25% due 01/04/2030	EUR	390,000	715,779
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		420,000	340,704
Federative Republic of Brazil Senior Notes 6.00% due 04/07/2026		340,000	351,900
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		260,000	271,050
Government of Egypt Senior Notes 5.75% due 04/29/2020		380,000	382,622
Government of Egypt Senior Notes 6.88% due 04/30/2040		200,000	173,676
Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	130,000	186,601
Government of Jamaica Senior Notes 6.75% due 04/28/2028		200,000	219,000
Government of Jamaica Senior Notes 8.00% due 03/15/2039		600,000	663,222
Government of Romania Senior Notes 6.13% due 01/22/2044		180,000	210,105

Government of Ukraine Senior Notes 7.75% due 09/01/2021		600,000	585,876
Government of Ukraine Senior Notes 7.75% due 09/01/2023		740,000	710,400
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028*		200,000	204,320
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	80,000	128,532
Kingdom of Belgium Bonds 5.00% due 03/28/2035*	EUR	255,000	443,520
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		600,000	568,500
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		380,000	387,311
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		200,000	203,132
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		300,000	270,000
Republic of Argentina Senior Notes 6.88% due 04/22/2021		280,000	298,200
Republic of Argentina Senior Notes 7.50% due 04/22/2026*		371,000	389,550
Republic of Argentina Senior Notes 7.63% due 04/22/2046		170,000	170,000
Republic of Argentina Senior Notes 7.63% due 04/22/2046*		309,000	309,000
Republic of Chile Senior Notes 3.13% due 01/21/2026		380,000	374,300
Republic of Chile Senior Bonds 3.63% due 10/30/2042		350,000	325,640
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		280,000	259,448
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		240,000	257,815
Republic of Honduras Senior Notes 7.50% due 03/15/2024		370,000	395,308

Sovereign (continued)
Republic of Honduras Senior Notes 8.75% due 12/16/2020		350,000	389,690
Republic of Indonesia Senior Notes 3.70% due 01/08/2022*		200,000	200,449
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		117,000	135,292
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024		400,000	384,972
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		200,000	194,852
Republic of Kenya Senior Notes 6.88% due 06/24/2024		800,000	754,310
Republic of Lebanon Senior Notes 5.80% due 04/14/2020		390,000	381,732
Republic of Lebanon Senior Notes 6.60% due 11/27/2026		700,000	672,196
Republic of Lebanon Senior Notes 6.65% due 02/26/2030		200,000	191,576
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		190,000	201,172
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		500,000	580,335
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		550,000	627,000
Republic of Namibia Senior Notes 5.25% due 10/29/2025		370,000	362,267
Republic of Panama Senior Notes 3.75% due 03/16/2025		600,000	595,500
Republic of Panama Senior Notes 6.70% due 01/26/2036		670,000	813,045
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		350,000	355,250
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	376,650
Republic of Poland Senior Notes 4.00% due 01/22/2024		300,000	306,827
Republic of Poland Senior Notes 5.13% due 04/21/2021		50,000	54,547
Republic of Serbia Senior Notes 7.25% due 09/28/2021		750,000	836,250

Republic of South Africa Senior Bonds 4.88% due 04/14/2026		350,000	348,250
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		265,000	260,651
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		400,000	392,813
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		400,000	392,813
Republic of Turkey Senior Notes 3.25% due 03/23/2023		1,040,000	921,700
Republic of Turkey Senior Notes 4.88% due 04/16/2043		530,000	426,915
Republic of Turkey Notes 6.63% due 02/17/2045		200,000	198,870
Republic of Turkey Senior Notes 11.88% due 01/15/2030		220,000	329,468
Republic of Venezuela Senior Notes 8.25% due 10/13/2024		960,000	446,400
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	125,000	208,646
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	350,000	614,310
United Mexican States Senior Notes 4.13% due 01/21/2026		600,000	595,200
United Mexican States Senior Notes 4.35% due 01/15/2047		628,000	538,510
United Mexican States Senior Bonds 4.75% due 03/08/2044		261,000	237,327
United Mexican States Senior Notes 6.05% due 01/11/2040		900,000	973,350

			27,867,615

Total Foreign Government Obligations (cost $31,018,868)			29,453,890

U.S. GOVERNMENT AGENCIES — 22.7%
Federal Home Loan Mtg. Corp. — 8.8%
2.49% due 02/01/2037 FRS		25,352	26,483
2.50% due 01/01/2028		282,148	283,076
2.50% due 04/01/2028		93,283	93,583
2.50% due 03/01/2031		148,840	149,241
3.00% due 11/01/2026		1,588,192	1,630,795
3.00% due 08/01/2043		1,007,915	1,005,423

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 07/01/2045	2,546,921	2,531,770
3.00% due 10/01/2045	266,914	265,328
3.00% due 12/01/2045	88,519	87,993
3.00% due January 30 TBA	2,018,000	2,003,822
3.03% due 11/01/2037 FRS	156,227	165,631
3.50% due 03/01/2042	360,756	371,631
3.50% due 04/01/2042	371,733	382,957
3.50% due 09/01/2043	409,621	421,735
3.50% due 03/01/2045	264,082	270,620
3.50% due 07/01/2045	3,603,664	3,697,289
3.50% due 08/01/2045	161,815	166,188
3.50% due 10/01/2045	244,532	250,573
3.50% due 11/01/2045	119,402	122,353
3.50% due 01/01/2046	2,399,930	2,459,310
3.50% due January 30 TBA	382,000	391,146
4.00% due 09/01/2040	632,952	666,344
4.00% due 12/01/2043	2,683,732	2,839,734
4.00% due 10/01/2045	1,879,997	1,975,500
4.00% due 11/01/2045	1,086,939	1,142,169
4.50% due 02/01/2020	6,211	6,411
4.50% due 08/01/2020	14,471	14,847
4.50% due 03/01/2039	1,766,199	1,913,728
4.50% due 12/01/2039	10,777	11,629
4.50% due 07/01/2040	215,911	234,338
4.50% due 04/01/2044	618,291	663,867
4.50% due 07/01/2044	1,509,021	1,627,421
4.50% due 09/01/2044	873,459	937,655
4.50% due 03/01/2046	1,555,001	1,669,759
5.00% due 02/01/2034	27,573	30,306
5.00% due 05/01/2034	40,711	44,888
5.00% due 11/01/2043	278,611	304,869
5.50% due 05/01/2037	68,794	76,306
6.00% due 03/01/2040	56,140	63,810
6.50% due 02/01/2035	22,909	25,875
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.10% due 09/15/2039(1)(10)(11)	618,445	87,943
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-DN1, Class M2
2.96% due 02/25/2024 FRS(1)	84,000	85,934
Series 2014-HQ2, Class M2
2.96% due 09/25/2024 FRS(1)	150,000	153,143
Series 2015-HQ1, Class M2
2.96% due 03/25/2025 FRS(1)	332,812	335,740
Series 2015-HQA1, Class M2
3.23% due 03/25/2028 FRS(1)	374,760	382,314
Series 2014-HQ3, Class M2
3.41% due 10/25/2024 FRS(1)	363,685	366,771
Series 2016-HQA1, Class M2
3.51% due 09/25/2028 FRS(1)	147,000	150,972
Federal Home Loan Mtg. Corp., REMIC Series 1103, Class N IO 11.50% due 06/15/2021(1)(10)	506	55

		32,589,275

Federal National Mtg. Assoc. — 10.3%
2.50% due 12/01/2026	685,665	687,986
2.50% due 09/01/2027	533,856	535,491
2.50% due 02/01/2031	246,234	246,837
2.50% due 05/01/2031	1,563,117	1,566,955
2.50% due January 15 TBA	1,155,000	1,156,827
2.53% due 09/01/2035 FRS	98,618	103,957
2.67% due 10/01/2035 FRS	111,117	117,417
2.75% due 05/01/2037 FRS	38,009	39,907
2.79% due 11/01/2036 FRS	62,875	66,624
2.85% due 07/01/2039 FRS	94,185	98,995
2.91% due 05/01/2040 FRS	124,728	131,782
3.00% due 04/01/2027	604,420	621,599
3.00% due 10/01/2027	295,273	303,268
3.00% due 11/01/2027	366,224	376,685
3.00% due 10/01/2030	251,991	258,814
3.00% due 03/01/2042	155,292	155,200
3.00% due 12/01/2042	166,522	166,475
3.00% due 05/01/2043	837,868	837,628
3.00% due 06/01/2045	46,295	46,203
3.00% due 08/01/2045	1,840,305	1,830,209
3.00% due 05/01/2046	3,882,514	3,861,214
3.00% due 09/01/2046	338,396	336,540
3.00% due January 15 TBA	669,000	686,509
3.09% due 10/01/2040 FRS	39,918	42,252
3.14% due 08/01/2035 FRS	86,039	92,138
3.27% due 10/01/2040 FRS	66,350	70,158
3.50% due 08/01/2026	122,990	128,298
3.50% due 08/01/2027	134,101	139,812
3.50% due 10/01/2028	45,431	47,602
3.50% due 08/01/2042	150,410	155,098
3.50% due 02/01/2043	141,331	145,948
3.50% due 07/01/2045	122,531	125,685
3.50% due 08/01/2045	239,239	245,669
3.50% due 09/01/2045	139,202	142,796
3.50% due 10/01/2045	288,687	296,870
3.50% due 11/01/2045	282,435	289,730
3.50% due 12/01/2045	2,465,125	2,528,423
3.50% due 02/01/2046	920,412	944,061
3.50% due 03/01/2046	3,560,896	3,652,312
3.50% due January 15 TBA	1,936,000	2,016,957
3.50% due January 30 TBA	479,000	490,938
4.00% due 11/01/2025	199,118	210,331
4.00% due 06/01/2039	368,742	392,416
4.00% due 10/01/2040	340,786	359,487
4.00% due 11/01/2041	268,586	283,696

Federal National Mtg. Assoc. (continued)
4.00% due 01/01/2043	1,452,730	1,537,944
4.00% due 12/01/2043	11,305	11,983
4.00% due 02/01/2045	2,309,884	2,443,777
4.00% due 06/01/2046	1,505,413	1,584,124
4.50% due 06/01/2019	16,069	16,515
4.50% due 11/01/2022	46,570	48,420
4.50% due 06/01/2023	23,070	24,373
4.50% due 06/01/2039	1,547,151	1,671,695
4.50% due 08/01/2045	2,321,452	2,519,119
4.50% due January 30 TBA	781,000	840,033
5.00% due 06/01/2019	13,072	13,431
5.00% due 01/01/2023	13,613	14,463
5.00% due 03/01/2034	23,072	25,141
5.00% due 05/01/2035	14,022	15,321
5.00% due 05/01/2040	107,456	117,276
5.00% due 07/01/2040	111,392	121,611
5.50% due 06/01/2038	35,345	39,555
6.00% due 02/01/2032	5,065	5,731
6.00% due 05/01/2034	2,342	2,680
6.00% due 10/01/2034	20,789	23,522
7.50% due 01/01/2030	1,291	1,327
8.00% due 11/01/2028	4,196	4,758
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 2.36% due 01/25/2024(1)	103,360	103,901
Federal National Mtg. Assoc., REMIC Series 1989-2, Class D 8.80% due 01/25/2019(1)	2,538	2,655

		38,223,154

Government National Mtg. Assoc. — 3.5%
3.00% due 02/20/2045	167,156	169,490
3.00% due 05/20/2045	111,768	113,329
3.00% due 07/20/2045	43,867	44,480
3.00% due 11/20/2045	1,614,705	1,637,260
3.00% due 04/20/2046	2,523,274	2,558,521
3.50% due 03/20/2045	123,174	128,175
3.50% due 04/20/2045	168,510	175,347
3.50% due 07/20/2045	226,941	236,162
3.50% due 10/20/2045	3,394,392	3,532,119
3.50% due 05/20/2046	1,712,835	1,782,440
4.00% due 10/20/2045	271,691	289,043
4.50% due 09/20/2045	1,009,331	1,078,309
4.50% due 10/20/2045	618,834	661,125
4.50% due 05/20/2046	425,435	454,509

		12,860,309

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	238,000	240,043

Total U.S. Government Agencies (cost $85,394,351)		83,912,781

U.S. GOVERNMENT TREASURIES — 1.3%
United States Treasury Bonds — 0.8%
2.25% due 08/15/2046	100,000	84,082
2.50% due 02/15/2046	640,000	568,700
2.50% due 05/15/2046	2,500,000	2,221,680

		2,874,462

United States Treasury Notes — 0.5%
0.50% due 04/30/2017	400	400
1.13% due 06/30/2021	278,000	269,063
1.13% due 07/31/2021	1,235,000	1,193,802
1.38% due 01/31/2021	109,000	107,258
1.63% due 05/15/2026	550,000	512,875

		2,083,398

Total U.S. Government Treasuries (cost $5,437,681)		4,957,860

LOANS(8)(13)(14) — 0.3%
E-Commerce/Services — 0.2%
Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	693,906	607,168

Oil Companies-Exploration & Production — 0.1%
EP Energy LLC FRS BTL 9.75% due 06/30/2021	500,000	521,875

Total Loans (cost $1,174,078)		1,129,043

COMMON STOCKS — 0.1%
Television — 0.1%
ION Media Networks, Inc.†(3)(5) (cost $7)	655	350,381

PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%	8,600	177,246

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	9,675	73,143

Telecom Services — 0.1%
Qwest Corp. 6.13%	10,225	232,005

Total Preferred Securities (cost $620,007)		482,394

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.9%
Banks-Super Regional — 0.2%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(12)	396,000	368,411
Wells Fargo Capital X 5.95% due 12/01/2086	159,000	165,360

		533,771

Diversified Banking Institutions — 1.1%
BAC Capital Trust XIII FRS Series F 4.00% due 01/23/2017(12)		761,000	574,555
BNP Paribas SA FRS 6.75% due 03/14/2022*(12)		514,000	506,932
Citigroup, Inc. FRS Series P 5.95% due 05/15/2025(12)		762,000	752,627
Credit Agricole SA FRS 8.20% due 03/31/2018(12)	EUR	400,000	454,219
Deutsche Bank AG FRS 7.50% due 04/30/2025(12)		600,000	548,719
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(12)		511,000	513,555
Societe Generale SA FRS 7.38% due 09/13/2021*(12)		375,000	374,370
Societe Generale SA FRS 7.88% due 12/18/2023*(12)		356,000	343,540

			4,068,517

Electric-Generation — 0.1%
Electricite de France SA FRS 4.13% due 01/22/2022(12)	EUR	300,000	310,950

Electric-Integrated — 0.2%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		224,000	229,600
Engie SA FRS 3.88% due 07/10/2018(12)	EUR	300,000	329,231
Southern Co. FRS Series B 5.50% due 03/15/2057		172,000	173,901

			732,732

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(3)(5)		222,000	22

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		388,000	390,124

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		1,371,000	1,103,655

Food-Dairy Products — 0.3%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		975,000	1,053,000

Gas-Distribution — 0.0%
Centrica PLC FRS 3.00% due 04/10/2076	EUR	100,000	102,922

Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045		93,000	95,092

Insurance-Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066		379,000	409,320

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG FRS 7.63% due 06/21/2028	GBP	400,000	534,516

Oil Companies-Integrated — 0.1%

TOTAL SA FRS 3.88% due 05/18/2022(12)	EUR	260,000	288,742

Pipelines — 0.0%
Transcanada Trust FRS 5.63% due 05/20/2075		118,000	119,180

Telephone-Integrated — 0.1%
Orange SA FRS 4.00% due 10/01/2021(12)	EUR	250,000	277,658
Telefonica Europe BV FRS 4.20% due 12/04/2019(12)	EUR	200,000	214,730

			492,388

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		447,000	471,585

Total Preferred Securities/Capital Securities (cost $10,514,251)			10,706,516

Total Long-Term Investment Securities (cost $363,336,779)			358,572,010

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/03/2017 (cost $9,844,000)		$9,844,000	9,844,000

REPURCHASE AGREEMENTS — 0.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(9) (cost $3,301,000)		3,301,000	3,301,000

TOTAL INVESTMENTS (cost $376,481,779)(4)		100.5%	371,717,010
Liabilities in excess of other assets		(0.5)	(1,796,848)

NET ASSETS		100.0%	$369,920,162

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $93,090,251 representing 25.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(4)	See Note 3 for cost of investments on a tax basis.

(5)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $697,491 representing 0.2% of net assets.

(6)	Security in default of principal and interest at maturity.

(7)	Company has filed for bankruptcy protection.

(8)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated

(9)	See Note 2 for details of Joint Repurchase Agreements.

(10)	Interest Only

(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2016.

(12)	Perpetual maturity - maturity date reflects the next call date.

(13)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(15)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

The actual principal amount and maturity date will be determined upon settlement date.

ULC — Unlimited Company

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

BRL — Brazilian Real

COP — Columbian Peso

EUR — Euro Dollar

GBP — Pound Sterling

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	12,365,000	USD	13,147,536	01/13/2017	$123,582	$—
	EUR	10,800,000	USD	11,532,812	02/24/2017	136,027	—
	GBP	5,939,000	USD	7,412,703	01/13/2017	91,179	—
	USD	88,233	EUR	85,000	01/13/2017	1,296	—

Net Unrealized Appreciation/(Depreciation)						$352,084	$—

EUR — Euro Dollar

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,483,426	$—	$7,483,426
U.S. Corporate Bonds & Notes:
Airlines	—	2,336,151	218,110	2,554,261
Finance-Investment Banker/Broker	—	202,490	64	202,554
Gambling (Non-Hotel)	—	2,392,000	5,880	2,397,880
Mining	—	—	15,000	15,000
Rubber/Plastic Products	—	—	0	0
Other Industries	—	154,737,814	—	154,737,814
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	60,188,210	—	60,188,210
Foreign Government Obligation	—	29,453,890	—	29,453,890
U.S. Government Agencies	—	83,912,781	—	83,912,781
U.S. Government Treasuries	—	4,957,860	—	4,957,860
Loans	—	1,129,043	—	1,129,043
Common Stocks	—	—	350,381	350,381
Preferred Securities	482,394	—	—	482,394
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	22	22
Other Industries	—	10,706,494	—	10,706,494
Short-Term Investment Securities	—	9,844,000	—	9,844,000
Repurchase Agreements	—	3,301,000	—	3,301,000

Total Investments at Value	$482,394	$370,645,159	$589,457	$371,717,010

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$352,084	$—	$352,084

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 0.7%
Diversified Financial Services — 0.7%
GLS Auto Receivables Trust 9.79% due 10/15/2025	$340,000	$349,350
Home Equity Loan Trust VRS Series 2007-HSA3, Class AI4 6.11% due 06/25/2037	1,105,738	1,111,889
Leaf Receivables Funding 10 LLC Series 2015-1, Class E2 6.00% due 06/15/2023*	590,000	570,534
Leaf Receivables Funding 11 LLC Series 2016-1, Class E2 6.00% due 06/15/2024*	290,000	266,798

Total Asset Backed Securities (cost $2,272,027)		2,298,571

U.S. CORPORATE BONDS & NOTES — 35.1%
Aerospace/Defense-Equipment — 0.5%
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,530,000	1,602,675

Airlines — 0.1%
US Airways Pass Through Trust Series 2012-2 Class C 5.45% due 06/03/2018	500,000	497,500

Alternative Waste Technology — 0.2%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	660,000	656,700

Applications Software — 0.1%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	420,000	433,650

Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	505,000	510,050

Auto/Truck Parts & Equipment-Original — 0.7%
Cooper-Standard Automotive, Inc. Senior Notes 5.63% due 11/15/2026*	1,015,000	1,003,581
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022	340,000	355,300
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	605,000	593,656
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	570,000	595,650

		2,548,187

Banks-Mortgage — 0.3%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	1,205,000	1,211,025

Broadcast Services/Program — 0.9%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,535,000	1,534,033
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	640,000	523,200
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	1,195,000	1,177,075

		3,234,308

Building & Construction Products-Misc. — 0.4%
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	585,000	631,800
Standard Industries, Inc. Senior Notes 5.50% due 02/15/2023*	215,000	222,547
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	565,000	594,662

		1,449,009

Building Products-Cement — 0.1%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	490,000	503,475

Building Products-Wood — 0.3%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	355,000	352,338
Masco Corp. Senior Notes 3.50% due 04/01/2021	690,000	691,725

		1,044,063

Building-Residential/Commercial — 1.6%
Beazer Homes USA, Inc. Company Guar. Notes 5.75% due 06/15/2019	310,000	320,850
Lennar Corp. Company Guar. Notes 4.50% due 11/15/2019	355,000	368,756
Lennar Corp. Company Guar. Notes 4.88% due 12/15/2023	620,000	613,800
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	475,000	495,188
MDC Holdings, Inc. Company Guar. Notes 5.50% due 01/15/2024	755,000	779,537
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	675,000	669,938
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	1,280,000	1,257,600
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	835,000	860,050
TRI Pointe Holdings, Inc. Company Guar. Notes 4.38% due 06/15/2019	230,000	234,025

		5,599,744

Cable/Satellite TV — 1.8%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	830,000	861,125
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,965,000	1,915,875
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	570,000	579,975
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	595,000	581,612
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,320,000	1,432,200
RCN Telecom Services LLC/RCN Capital Corp. Senior Notes 8.50% due 08/15/2020*	810,000	858,600

		6,229,387

Casino Hotels — 1.0%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	520,000	559,000
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	265,000	277,588
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	1,615,000	1,741,131
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	1,085,000	1,044,312

		3,622,031

Cellular Telecom — 1.3%
Sprint Communications, Inc. Senior Notes 6.00% due 11/15/2022	985,000	992,387
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	350,000	371,875
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,050,000	1,120,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	400,000	400,748
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	320,000	342,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	315,000	340,594

T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	955,000	997,975

		4,566,454

Commercial Services — 0.5%
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	925,000	927,312
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	695,000	705,425

		1,632,737

Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	350,000	337,750

Computer Software — 0.4%
Inception Merger Sub, Inc./Rackspace Hosting, Inc. Senior Notes 8.63% due 11/15/2024*	1,430,000	1,513,584

Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	155,000	164,415
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	110,000	119,163
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	140,000	166,541

		450,119

Consulting Services — 0.2%
CEB, Inc. Company Guar. Notes 5.63% due 06/15/2023*	860,000	836,350

Containers-Paper/Plastic — 0.6%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	680,000	691,900
Graphic Packaging International, Inc. Company Guar. Notes 4.13% due 08/15/2024	820,000	783,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	635,000	648,494
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	40,000	42,525

		2,166,019

Data Processing/Management — 0.2%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	685,000	688,644

Diagnostic Kits — 0.2%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	600,000	591,000

Disposable Medical Products — 0.2%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	720,000	732,600

Electric Products-Misc. — 0.1%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024*	260,000	260,650

Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†	1,667,835	16,678

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	760,000	769,500

Enterprise Software/Service — 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	310,000	323,175

Finance-Auto Loans — 0.9%
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	1,910,000	1,929,100
Ally Financial, Inc. Senior Notes 4.25% due 04/15/2021	700,000	706,562
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	700,000	698,250

		3,333,912

Finance-Consumer Loans — 0.6%
Navient Corp. Senior Notes 7.25% due 09/25/2023	205,000	210,637
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	1,390,000	1,400,425
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	600,000	523,500

		2,134,562

Finance-Other Services — 0.1%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	415,000	420,188

Food-Catering — 0.3%
AdvancePierre Foods Holdings, Inc. Company Guar. Notes 5.50% due 12/15/2024*	1,000,000	1,009,380

Food-Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	650,000	622,375

Food-Misc./Diversified — 0.4%
Dole Food Co, Inc. Senior Sec. Notes 7.25% due 05/01/2019*	450,000	459,000
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	740,000	732,138

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 5.88% due 01/15/2024	130,000	137,800

		1,328,938

Food-Retail — 0.4%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	785,000	777,150
Safeway, Inc. Senior Notes 7.25% due 02/01/2031	760,000	739,860

		1,517,010

Gambling (Non-Hotel) — 0.4%
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	385,000	385,963
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	495,000	418,275
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	565,000	605,962

		1,410,200

Garden Products — 0.0%
Scotts Miracle-Gro Co Company Guar. Notes 5.25% due 12/15/2026*	100,000	100,000

Gas-Distribution — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	505,000	510,050
NGL Energy Partners LP/NGL Energy Finance Corp Company Guar. Notes 5.13% due 07/15/2019	935,000	927,988

		1,438,038

Hotels/Motels — 0.0%
Diamond Resorts International, Inc. Senior Sec. Notes 7.75% due 09/01/2023*	90,000	90,000

Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	65,000	73,938

Independent Power Producers — 0.8%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	727,000	710,642
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	1,580,000	1,508,900
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	630,000	626,850

		2,846,392

Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	400,000	330,000

Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	170,000	175,525
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	670,000	700,150

		875,675

Medical Labs & Testing Services — 0.1%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	415,000	415,830

Medical Products — 0.1%
Fredenius US Finance II, Inc. Company Guar. Notes 4.50% due 01/15/2023*	190,000	195,700

Medical-Drugs — 0.5%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	460,000	389,850
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. Company Guar. Notes 7.50% due 10/01/2024*	270,000	282,798
PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*	421,000	460,995
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.38% due 10/15/2020*	505,000	433,825
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	295,000	241,163

		1,808,631

Medical-HMO — 0.6%
Centene Corp. Senior Notes 4.75% due 05/15/2022	280,000	282,800
Centene Corp. Senior Notes 4.75% due 01/15/2025	340,000	331,925
Centene Corp. Senior Notes 5.63% due 02/15/2021	570,000	599,298
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	1,000,000	1,052,600

		2,266,623

Medical-Hospitals — 1.9%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,025,000	712,375
Envision Healthcare Corp. Senior Notes 6.25% due 12/01/2024*	195,000	205,725
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	380,000	373,350
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	490,000	506,537
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,000,000	1,002,500
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	420,000	447,300
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	734,000	757,855
Tenet Healthcare Corp. FRS Senior Sec. Notes 4.46% due 06/15/2020	315,000	317,363
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019	760,000	741,000
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	750,000	785,625
Tenet Healthcare Corp. Sec. Notes 7.50% due 01/01/2022*	50,000	52,125
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	730,000	688,755

		6,590,510

Metal Processors & Fabrication — 0.3%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,015,000	1,025,150
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	90,000	95,400

		1,120,550

Metal-Aluminum — 0.2%
Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	570,000	611,325

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	300,000	275,250
Freeport-McMoRan, Inc. Company Guar. Notes 3.55% due 03/01/2022	445,000	413,850

		689,100

Oil & Gas Drilling — 0.3%
Helmerich & Payne International Drilling Co. Company Guar. Notes 4.65% due 03/15/2025	375,000	387,477
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	870,000	656,850

		1,044,327

Oil Companies-Exploration & Production — 5.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024*	910,000	941,850

Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	130,000	132,925
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	190,000	194,513
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	350,000	360,500
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021†(6)(13)	425,000	316,625
Callon Petroleum Co Company Guar. Notes 6.13% due 10/01/2024*	390,000	401,700
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,550,000	1,588,750
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	220,000	206,800
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	200,000	202,000
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	860,000	858,289
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	420,000	411,600
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	695,000	701,526
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024*	125,000	122,500
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025*	775,000	779,417
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	125,000	134,338
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	964,000	888,683
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	470,000	473,525
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020†(3)(4)	775,000	331,312
Matador Resources Co. Senior Notes 6.88% due 04/15/2023*	1,240,000	1,302,000
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	635,000	647,446
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	590,000	621,712

Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	1,380,000	1,452,174
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	1,105,000	1,107,762
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023*	955,000	945,450
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	665,000	668,325
SM Energy Co. Senior Notes 6.13% due 11/15/2022	340,000	344,250
SM Energy Co. Senior Notes 6.50% due 01/01/2023	720,000	731,700
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	720,000	717,005

		17,584,677

Oil Refining & Marketing — 0.5%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023	1,755,000	1,776,937

Oil-Field Services — 0.1%
FTS International, Inc. FRS Senior Sec. Notes 8.46% due 06/15/2020*	475,000	475,000

Physicians Practice Management — 0.2%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	620,000	638,600

Pipelines — 2.2%
American Midstream Partners LP/American Midstream Finance Corp. Senior Notes 8.50% due 12/15/2021*	685,000	679,862
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	370,000	373,700
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	875,000	875,000
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025*	1,815,000	1,851,863
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023	600,000	612,000
Enbridge Energy Partners LP Senior Notes 4.38% due 10/15/2020	125,000	130,496
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	571,000	636,665
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	80,000	80,699
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	100,000	104,250

MPLX LP Company Guar. Notes 4.88% due 12/01/2024	830,000	854,646
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	630,000	667,611
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	700,000	749,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	200,000	219,000

		7,834,792

Private Equity — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	1,120,000	1,111,600

Racetracks — 0.2%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	610,000	640,500

Radio — 0.3%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	65,000	68,250
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	835,000	816,213

		884,463

Real Estate Investment Trusts — 1.3%
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 7.13% due 12/15/2024*	1,065,000	1,075,650
Corrections Corp. of America Company Guar. Notes 5.00% due 10/15/2022	615,000	613,462
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	780,000	776,100
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	1,000,000	1,003,750
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024*	280,000	293,300
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.25% due 08/01/2026	50,000	49,000
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 03/01/2024	315,000	329,569
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*	325,000	329,355

		4,470,186

Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	675,000	688,500

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	330,000	325,875

Retail-Drug Store — 0.2%
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021	730,000	766,500

Retail-Hypermarkets — 0.2%
Tops Holding LLC /Tops Markets II Corp. Senior Sec. Notes 8.00% due 06/15/2022*	670,000	576,200

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	500,000	520,000

Retail-Pet Food & Supplies — 0.3%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	860,000	877,200

Retail-Propane Distribution — 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	55,000	57,888

Retail-Restaurants — 0.1%
Landry’s, Inc. Senior Notes 6.75% due 10/15/2024*	340,000	345,100

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(4)(5)(8)	550,000	0

Security Services — 0.8%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	845,000	916,825
Altegrity, Inc. Senior Sec. Notes 9.50% due 07/01/2019*	865,000	888,787
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 9.25% due 05/15/2023*	785,000	854,669

		2,660,281

Steel-Producers — 0.2%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	495,000	549,450
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026*	110,000	109,588

		659,038

Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.25% due 09/15/2025	415,000	445,190

Telephone-Integrated — 1.2%
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	650,000	682,500
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	210,000	222,075
Frontier Communications Corp. Senior Notes 6.25% due 09/15/2021	495,000	469,013
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	2,095,000	2,202,473
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026*	580,000	574,200

		4,150,261

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	300,000	285,000

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026*	195,000	199,388

Total U.S. Corporate Bonds & Notes
(cost $123,273,484)		124,273,444

FOREIGN CORPORATE BONDS & NOTES — 8.9%
Building Products-Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	510,000	513,825
Cemex SAB de CV Senior Sec. Notes 7.75% due 04/16/2026*	200,000	221,500

		735,325

Cable/Satellite TV — 1.7%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	400,000	411,000
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*	455,000	480,025
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	1,490,000	1,590,575
Numericable-SFR SA Senior Sec. Notes 6.00% due 05/15/2022*	1,200,000	1,231,500
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	910,000	932,750
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	400,000	412,000

Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	995,000	969,926

		6,027,776

Chemicals-Diversified — 0.4%
INEOS Group Holdings SA Company Guar. Notes 5.63% due 08/01/2024*	955,000	947,837
INEOS Group Holdings SA Sec. Notes 5.88% due 02/15/2019*	450,000	460,125

		1,407,962

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	365,000	371,387
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	260,000	273,975

		645,362

Cruise Lines — 0.3%
NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*	1,035,000	1,034,358

Diversified Manufacturing Operations — 0.6%
Bombardier, Inc. Senior Notes 4.75% due 04/15/2019	515,000	517,575
Bombardier, Inc. Senior Notes 4.75% due 04/15/2019*	585,000	587,925
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	305,000	290,787
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	850,000	902,062

		2,298,349

Diversified Minerals — 0.4%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	410,000	475,629
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022	600,000	601,500
Teck Resources, Ltd. Company Guar. Notes 8.00% due 06/01/2021*	90,000	99,000
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	240,000	276,600

		1,452,729

Finance-Commercial — 0.1%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	185,000	193,325

Finance-Leasing Companies — 0.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.25% due 07/01/2020	170,000	174,675
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	860,000	891,261

AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/30/2020	475,000	494,000
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023	1,425,000	1,453,500

		3,013,436

Gambling (Non-Hotel) — 0.3%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	900,000	965,250

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	185,000	188,700

Machinery-Farming — 0.2%
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	750,000	740,625

Medical Products — 0.1%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	465,000	433,613

Medical-Biomedical/Gene — 0.1%
Concordia International Corp. Senior Notes 7.00% due 04/15/2023*	801,000	252,315
Concordia International Corp. Senior Sec. Notes 9.00% due 04/01/2022*	245,000	207,638

		459,953

Medical-Drugs — 0.4%
Capsugel SA Senior Notes 7.00% due 05/15/2019*(7)	573,000	578,014
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	490,000	414,050
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.75% due 08/15/2018*	435,000	412,162

		1,404,226

Metal-Diversified — 0.4%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	400,000	414,000
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021*	800,000	832,400

		1,246,400

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 5.88% due 06/10/2021	460,000	481,850

Oil & Gas Drilling — 0.6%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	780,000	733,668

Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023*	620,000	654,100
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	520,000	403,000
Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	335,000	343,375

		2,134,143

Oil Companies-Exploration & Production — 0.3%
Alberta Energy Co., Ltd. Senior Notes 8.13% due 09/15/2030	480,000	578,612
Encana Corp. Senior Notes 3.90% due 11/15/2021	625,000	629,488

		1,208,100

Oil Companies-Integrated — 0.3%
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021	330,000	355,575
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026	600,000	647,250

		1,002,825

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	485,000	493,487
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*	140,000	149,187

		642,674

Paper & Related Products — 0.3%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	675,000	685,125
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	530,000	537,950

		1,223,075

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	240,000	161,712
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	695,000	583,800

		745,512

Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.13% due 06/01/2021*	625,000	645,313

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.26% due 01/15/2015†*(1)(4)(5)(8)	1,025,000	0

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	745,000	815,775
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC Company Guar. Notes 6.50% due 05/15/2021*	490,000	519,204

		1,334,979

Total Foreign Corporate Bonds & Notes (cost $32,337,986)		31,665,860

LOANS(9)(10)(11) — 53.4%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 2nd Lien 7.50% due 07/25/2022	258,000	251,120

Aerospace/Defense-Equipment — 1.0%
Silver II Borrower SCA FRS BTL 4.00% due 12/13/2019	1,835,000	1,730,634
TransDigm, Inc. FRS BTL-F 3.77% due 06/09/2023	473,926	478,271
TransDigm, Inc. FRS BTL-D 3.77% – 4.00% due 06/04/2021	1,466,165	1,475,100

		3,684,005

Airlines — 0.7%
Air Canada BTL-B 3.62% due 10/06/2023	482,000	484,611
American Airlines, Inc. FRS BTL-B 3.25% due 10/10/2021	474,320	477,062
American Airlines, Inc. FRS BTL-B 3.26% due 04/28/2023	222,000	222,763
United Airlines, Inc. FRS BTL-B1 3.50% due 09/15/2021	1,338,185	1,341,531

		2,525,967

Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc. FRS BTL-B3 4.50% due 03/09/2023	1,083,810	1,098,035

Auto Components — 0.3%
Accruride Corp. BTL-B 8.00% due 10/21/2023	1,000,000	975,000

Auto-Heavy Duty Trucks — 0.3%
Navistar, Inc. FRS BTL-B 6.50% due 08/07/2020	1,022,418	1,034,943

Auto/Truck Parts & Equipment-Original — 0.9%
Cooper-Standard Automotive, Inc. FRS BTL-B1 3.75% due 10/26/2023	364,489	368,362

Federal-Mogul Holdings Corp. FRS BTL-C 4.75% due 04/15/2021	1,597,187	1,578,720
MPG Holdco I, Inc. FRS BTL-B 3.75% due 10/20/2021	690,007	691,062
TI Group Automotive Systems LLC FRS BTL-B 4.50% due 06/30/2022	700,138	708,889

		3,347,033

Bicycle Manufacturing — 0.2%
SRAM LLC FRS BTL-B 4.00% – 5.75% due 04/10/2020	686,606	681,456

Bloodstock Services — 0.2%
NVA Holdings, Inc. FRS BTL-B 4.75% due 08/14/2021	27,440	27,531
NVA Holdings, Inc. FRS 2nd Lien 8.00% due 08/14/2022	385,000	385,161
NVA Holdings, Inc./United States FRS BTL 5.50% due 08/14/2021	229,237	229,810

		642,502

Broadcast Services/Program — 1.5%
iHeartCommunications, Inc. FRS BTL-D-EXT 7.52% due 01/30/2019	1,555,000	1,260,845
Nexstar Broadcasting, Inc. BTL-B 3.00% due 09/21/2023	720,773	726,179
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020	544,175	546,367
Univision Communications, Inc. FRS BTL-C3 4.00% due 03/01/2020	2,822,726	2,832,430

		5,365,821

Building & Construction Products-Misc. — 0.5%
CPG International, Inc. FRS BTL-B 4.75% due 09/30/2020	723,779	728,755
Summit Materials Co. I LLC FRS BTL-B 4.00% due 07/17/2022	1,037,205	1,044,012

		1,772,767

Building Products-Cement — 1.1%
Headwaters, Inc. FRS BTL-B1 4.00% due 03/24/2022	1,702,632	1,709,017
Quikrete Holdings, Inc. FRS BTL-B 4.00% due 11/15/2023	2,155,000	2,173,408

		3,882,425

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(1)(5)	2,037,810	0

Cable/Satellite TV — 0.6%
Charter Communications Operating LLC FRS BTL-H 2.76% due 01/15/2022	353,330	354,743
Charter Communications Operating LLC FRS BTL 3.01% due 01/15/2024	284,848	286,717

CSC Holdings LLC FRS BTL-B 3.88% due 10/11/2024	651,316	657,829
Virgin Media Investment Holdings, Ltd. FRS BTL-F 3.50% due 01/31/2025	405,000	406,519
Ziggo Secured Finance Partnership FRS BTL-D 3.70% due 08/31/2024	400,000	401,857

		2,107,665

Casino Hotels — 1.1%
Boyd Gaming Corp. FRS BTL-B2 3.76% due 09/15/2023	247,380	249,493
Boyd Gaming Corp. FRS BTL-B 4.00% due 08/14/2020	203,631	204,831
Caesars Entertainment Operating Co., Inc. FRS BTL-B5B 1.50% due 03/01/2017	260,000	280,410
Caesars Entertainment Resort Properties LLC FRS BTL-B 7.00% due 10/11/2020	999,846	1,009,595
CityCenter Holdings LLC FRS BTL-B 4.25% due 10/16/2020	1,044,331	1,053,904
Station Casinos LLC FRS BTL-B 3.75% due 06/08/2023	1,009,925	1,020,813

		3,819,046

Casino Services — 0.2%
Eldorado Resorts, Inc. FRS BTL-B 4.25% due 07/23/2022	328,990	331,869
Graton Economic Development Authority FRS BTL-B 4.75% – 6.50% due 09/01/2022	332,411	334,488

		666,357

Cellular Telecom — 0.2%
T-Mobile USA, Inc. FRS BTL-B 3.52% due 11/09/2022	579,150	585,148

Chemicals-Diversified — 0.3%
Ineos US Finance LLC FRS BTL-B 4.25% due 03/31/2022	1,200,041	1,210,041

Chemicals-Plastics — 0.2%
PolyOne Corp. FRS BTL-B1 3.50% due 11/14/2022	671,989	678,429

Chemicals-Specialty — 0.9%
Huntsman International LLC FRS BTL-B 3.78% – 3.96% due 04/01/2023	819,815	824,939
Kraton Polymers LLC FRS BTL-B 6.00% due 01/06/2022	900,000	907,000
Platform Specialty Products Corp. FRS BTL-B5 4.50% due 06/07/2020	526,679	532,341

PQ Corp. FRS BTL-B 5.25% due 11/04/2022	302,482	304,967
Royal Holdings, Inc. FRS 1st Lien 4.50% due 06/19/2022	613,655	618,564

		3,187,811

Commercial Services — 1.9%
Brickman Group, Ltd. FRS BTL-B 4.00% due 12/18/2020	1,381,665	1,382,652
Brickman Group, Ltd. FRS 2nd Lien 7.50% due 12/17/2021	776,000	777,358
CPI Acquisition, Inc. FRS BTL-B 5.50% due 08/17/2022	1,870,685	1,697,647
PAE Holding Corp. 1st Lien 6.50% due 10/20/2022	484,000	486,420
ServiceMaster Co. LLC FRS BTL-B 3.27% due 11/03/2023	2,379,183	2,379,778

		6,723,855

Commercial Services-Finance — 0.4%
TransUnion LLC FRS BTL-B2 3.52% due 04/09/2021	1,364,594	1,373,123

Communications Equipment — 0.1%
Masergy Communications FRS 1st Lien 9.50% due 12/12/2023	375,000	377,109

Computer Services — 0.7%
Abacus Innovations Corp. FRS BTL-B 3.52% due 08/16/2023	714,000	719,355
Harland Clarke Holdings Corp. FRS BTL-B4 6.99% due 08/04/2019	301,656	300,651
Harland Clarke Holdings Corp. FRS BTL-B5 7.00% due 12/31/2019	428,678	429,643
Presidio, Inc. FRS BTL 5.25% due 02/02/2022	592,443	595,898
Science Applications International Corp. FRS BTL-B 3.44% due 05/04/2022	548,235	552,347

		2,597,894

Computers-Memory Devices — 0.0%
Western Digital Corp. FRS BTL-B 4.52% due 04/29/2023	90,545	91,693

Consumer Products-Misc. — 0.5%
Dell, Inc. FRS BTL-B 4.02% due 09/07/2023	1,770,000	1,798,762

Containers-Metal/Glass — 0.8%
Anchor Glass Container Corp.
1st Lien
4.25% due 12/07/2023	592,000	596,440
Anchor Glass Container Corp.
2nd Lien
8.75% due 12/07/2024	796,000	809,930
Ardagh Holdings USA, Inc. FRS Delayed Draw 4.00% due 12/17/2021	628,492	634,777
Berlin Packaging LLC FRS
BTL-B
4.50% due 10/01/2021	869,363	876,699

		2,917,846

Containers-Paper/Plastic — 0.8%
Berry Plastics Group, Inc. FRS
BTL-D
3.50% due 02/08/2020	1,187,246	1,194,666
Reynolds Group Holdings, Inc. FRS
BTL
4.25% due 02/05/2023	1,454,470	1,469,345

		2,664,011

Cosmetics & Toiletries — 0.3%
Coty, Inc. FRS
BTL-B
3.09% due 10/27/2022	289,483	292,016
Galleria Co. FRS
BTL-B
3.75% due 09/29/2023	583,333	585,035

		877,051

Data Processing/Management — 1.1%
CCC Information Services, Inc. FRS
BTL-B
4.00% due 12/20/2019	1,035,142	1,035,142
First Data Corp. FRS
BTL-C
3.76% due 03/24/2021	2,207,421	2,228,116
First Data Corp. FRS
BTL-C
3.76% due 07/10/2022	607,353	613,730
Information Resources, Inc. FRS
1st Lien
5.25% due 12/16/2023	165,000	166,169

		4,043,157

Diagnostic Equipment — 0.6%
Ortho-Clinical Diagnostics, Inc. FRS
BTL-B
4.75% due 06/30/2021	2,058,461	2,039,808

Diagnostic Kits — 0.3%
Alere, Inc. FRS
BTL-B
4.25% due 06/18/2022	1,134,895	1,131,248

Dialysis Centers — 0.9%
DaVita HealthCare Partners, Inc. FRS
BTL-B
3.52% due 06/24/2021	1,466,165	1,477,773
U.S. Renal Care, Inc. FRS
BTL
5.25% due 12/31/2022	1,740,646	1,621,702

		3,099,475

Disposable Medical Products — 0.1%
Sterigenics-Nordion Holdings LLC FRS
BTL-B
4.25% due 05/15/2022	290,325	291,232

Distribution/Wholesale — 1.7%
American Builders & Contractors Supply Co., Inc. FRS
BTL-B
3.52% due 10/31/2023	2,032,324	2,050,106
HD Supply, Inc. FRS
BTL-B
3.75% due 08/13/2021	1,067,579	1,072,116
HD Supply, Inc. FRS
BTL-B
3.75% due 10/17/2023	681,293	685,040
Spin Holdco, Inc. FRS
BTL-B
4.25% due 11/14/2019	1,175,782	1,171,667
Univar USA, Inc. FRS
BTL-B
4.25% due 07/01/2022	1,032,925	1,039,012

		6,017,941

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. FRS
BTL-B
3.75% due 06/30/2019	745,743	746,675

Educational Software — 0.9%
Blackboard, Inc. FRS
BTL-B4
6.00% due 06/30/2021	3,249,762	3,258,903

Electric-Generation — 0.6%
APLP Holdings LP FRS
BTL
6.00% due 04/13/2023	1,298,026	1,304,516
TEX Operations Co. LLC FRS
BTL-B-EXIT
5.00% due 08/04/2023	783,673	789,551
TEX Operations Co. LLC FRS
BTL-C-EXIT
5.00% due 08/04/2023	179,082	181,125

		2,275,192

Electric-Integrated — 0.6%
Dayton Power & Light Co. FRS
BTL-B
4.01% due 08/24/2022	154,000	156,214
Energy Future Intermediate Holding Co. LLC FRS
DIP
4.25% due 06/30/2017	1,150,000	1,156,612
Talen Energy Supply LLC
BTL-B
6.00% due 10/18/2023	621,000	626,434

		1,939,260

Electronic Components-Semiconductors — 0.4%
Avago Technologies Cayman Finance, Ltd. FRS
BTL-B3
3.70% due 02/01/2023	1,339,999	1,358,006

ON Semiconductor Corp. FRS
BTL-B
4.02% due 03/31/2023	219,450	221,888

		1,579,894

Enterprise Software/Service — 2.3%
Applied Systems, Inc. FRS
BTL-B
7.50% due 01/24/2022	467,388	470,797
BMC Software Finance, Inc. FRS
BTL-B
5.00% due 09/10/2020	1,712,644	1,706,459
Donnelley Financial Solutions, Inc.
BTL-B
5.00% due 09/30/2023	308,571	312,429
Kronos, Inc. FRS
BTL-B
5.00% due 11/01/2023	2,228,000	2,246,103
Kronos, Inc. FRS
2nd Lien
9.25% due 11/01/2024	440,000	452,581
Mitchell International, Inc. FRS
BTL-B
4.50% due 10/13/2020	869,770	869,045
Mitchell International, Inc. FRS
2nd Lien
8.50% due 10/11/2021	160,000	157,600
Sophia LP FRS
BTL-B
4.75% due 09/30/2022	833,381	839,458
Veritas US, Inc. FRS
BTL-B1
6.63% due 01/27/2023	1,097,236	1,010,371

		8,064,843

Extended Service Contracts — 0.6%
Sedgwick Claims Management Services, Inc. FRS
1st Lien
3.75% due 03/01/2021	1,134,975	1,134,691
Sedgwick Claims Management Services, Inc. FRS
BTL
4.25% due 03/01/2021	129,350	130,288
Sedgwick Claims Management Services, Inc. FRS
2nd Lien
6.75% due 02/28/2022	970,000	966,363

		2,231,342

Filtration/Separation Products — 0.1%
Filtration Group, Inc. FRS
BTL-B
4.25% due 11/21/2020	406,976	407,993

Finance-Leasing Companies — 0.3%
Delos Finance SARL FRS
BTL-B
3.75% due 03/06/2021	923,000	928,999

Finance-Mortgage Loan/Banker — 0.5%
Walter Investment Management Corp. FRS
BTL-B
4.75% due 12/18/2020	1,681,839	1,589,338

Finance-Other Services — 0.7%
Omnova Solutions, Inc.
BTL-B
5.25% due 08/28/2023	1,574,055	1,597,666
Rexnord LLC 2016 Term B Loan
Refinancing
3.75% due 08/21/2023	1,041,929	1,045,836

		2,643,502

Financial Guarantee Insurance — 0.2%
VF Holdings Corp. FRS
BTL-1st Lien
4.75% due 06/30/2023	536,000	537,005

Food-Baking — 0.3%
Hostess Brands LLC FRS
BTL
4.00% due 08/03/2022	1,055,216	1,066,427

Food-Confectionery — 0.3%
Amplify Snack Brands, Inc. FRS
1st Lien
6.50% due 08/24/2023	977,550	948,223

Food-Dairy Products — 0.3%
ASP MSG Acquisition Co., Inc. FRS
BTL-B
6.00% due 08/16/2023	1,004,483	1,018,294
Chobani LLC FRS
BTL-B
5.25% due 10/07/2023	202,000	203,263

		1,221,557

Food-Misc./Diversified — 0.8%
Dole Food Co., Inc. FRS
BTL-B
4.50% – 6.25% due 11/01/2018	529,063	532,149
Pinnacle Foods Finance LLC FRS
BTL-H
3.27% due 04/29/2020	2,057,609	2,069,611
Pinnacle Foods Finance LLC FRS
BTL-I
3.51% due 01/13/2023	58,410	59,116

		2,660,876

Food-Retail — 0.3%
Albertsons LLC FRS
BTL-B4
3.77% due 08/22/2021	720,626	728,058
Albertsons LLC FRS
BTL-B5
4.25% due 12/22/2022	466,658	473,158

		1,201,216

Gambling (Non-Hotel) — 0.4%
Mohegan Tribal Gaming Authority FRS
BTL-B
5.50% due 09/28/2023	847,875	852,380
Scientific Games International, Inc. FRS
BTL-B2
6.00% due 10/01/2021	718,995	727,212

		1,579,592

Home Furnishings — 0.3%
Floor & Decor Outlets of America, Inc. FRS
BTL-B
5.25% due 09/30/2023	917,700	922,289

Hotels/Motels — 1.4%
Hilton Worldwide Finance LLC FRS
BTL-B2
3.26% due 10/25/2023	4,772,317	4,820,895

Human Resources — 0.3%
CHG Healthcare Services, Inc. FRS
BTL-B1
4.75% due 06/07/2023	211,000	212,469

Team Health, Inc. FRS BTL-B 3.77% due 11/23/2022	712,814	712,279

		924,748

Independent Power Producers — 0.3%
NRG Energy, Inc. FRS BTL-B 3.75% due 06/30/2023	906,969	915,189
Vistra Operations Co. LLC FRS BTL-B2 4.00% due 12/14/2023	230,000	232,660

		1,147,849

Internet Infrastructure Software — 0.3%
Rackspace Hosting, Inc. FRS 1st Lien 4.50% due 11/03/2023	1,100,000	1,113,288

Investment Companies — 0.2%
UFC Holdings LLC FRS BTL-B 5.00% due 08/18/2023	764,000	771,799

Investment Management/Advisor Services — 0.4%
AlixPartners LLP FRS BTL-B 4.00% due 07/28/2022	1,319,333	1,327,029

Leisure Games — 0.5%
Aristocrat International Pty, Ltd. FRS BTL-B1 3.63% due 10/20/2021	1,728,469	1,744,889

Machinery-General Industrial — 1.3%
Gardner Denver, Inc. FRS BTL 4.57% due 07/30/2020	1,921,752	1,898,931
Husky Injection Molding Systems, Ltd. FRS BTL-B 4.25% due 06/30/2021	1,641,805	1,648,418
Coinstar, LLC FRS BTL-B 5.25% due 09/27/2023	459,848	464,638
Zodiac Pool Solutions FRS 1st Lien 5.50% due 12/20/2023	485,000	488,334

		4,500,321

Machinery-Pumps — 0.2%
NN, Inc. FRS BTL-B 5.00% due 10/19/2022	724,416	726,001

Medical Labs & Testing Services — 0.4%
American Renal Holdings, Inc. FRS BTL-B 4.75% due 09/20/2019	216,385	216,115
inVentiv Health, Inc. BTL-B 4.75% due 11/09/2023	1,101,000	1,101,860

		1,317,975

Medical Products — 0.3%
DJO Finance LLC FRS BTL-B 4.25% due 06/08/2020	373,275	357,411

Greatbatch, Ltd. FRS BTL-B 5.25% due 10/27/2022	698,940	701,037

		1,058,448

Medical-Drugs — 0.8%
Capsugel Holdings US, Inc. FRS BTL-B 4.00% due 07/31/2021	794,000	795,135
Valeant Pharmaceuticals International, Inc. FRS BTL-BE1 5.25% due 08/05/2020	673,643	671,478
Valeant Pharmaceuticals International, Inc. FRS BTL-BF1 5.50% due 04/01/2022	1,515,990	1,516,179

		2,982,792

Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals LLC FRS BTL-B2 4.50% due 11/01/2019	717,225	716,328

Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.00% due 06/07/2023	404,588	411,379

Medical-Hospitals — 2.5%
Acadia Healthcare Co., Inc. FRS BTL-B2 3.76% due 02/16/2023	611,163	612,691
Ardent Legacy Acquisitions, Inc. FRS BTL-B 6.50% due 08/04/2021	498,688	496,817
CHS/Community Health Systems, Inc. FRS BTL-H 4.00% due 01/27/2021	1,786,358	1,722,878
CHS/Community Health Systems, Inc. FRS BTL-F 4.19% due 12/31/2018	243,805	239,500
Envision Healthcare Corp. FRS BTL-C 4.00% due 12/01/2023	1,703,198	1,713,843
IASIS Healthcare LLC FRS BTL-B2 4.50% due 05/03/2018	989,691	980,041
National Surgical Hospitals, Inc. FRS BTL-B 4.50% due 06/01/2022	289,590	292,124
Quorum Health Corp. FRS BTL 6.75% due 04/29/2022	562,499	547,432
Select Medical Corp. FRS BTL-F 6.00% due 03/03/2021	794,993	807,911
Surgery Center Holdings, Inc. FRS BTL - 1st Lien 4.75% due 11/03/2020	726,468	729,873
Surgical Care Affiliates, Inc. BTL-B 3.75% due 03/17/2022	750,572	754,012

		8,897,122

Medical-Outpatient/Home Medical — 0.1%
21st Century Oncology, Inc. FRS BTL-B 7.13% due 04/30/2022(14)	363,586	334,499

National Mentor Holdings, Inc. FRS BTL-B 4.25% due 01/31/2021	139,139	139,574

		474,073

Miscellaneous Manufacturing — 0.5%
Gates Global LLC FRS BTL-B 4.25% due 07/06/2021	1,699,009	1,698,744

Motion Pictures & Services — 0.3%
Lions Gate Entertainment Corp. BTL-B 3.75% due 12/08/2023	991,000	995,336

Non-Hazardous Waste Disposal — 0.5%
Casella Waste Systems, Inc. BTL-B 4.00% due 10/03/2023	693,000	699,064
Waste Industries USA, Inc. FRS BTL-B 3.52% due 02/27/2020	952,956	955,636

		1,654,700

Oil & Gas Drilling — 0.1%
Jonah Energy LLC FRS 2nd Lien 7.50% due 05/12/2021	400,000	375,333
Paragon Offshore Finance Co. FRS BTL-B 5.50% due 07/18/2021(4)	263,655	94,037

		469,370

Oil Companies-Exploration & Production — 0.8%
Chesapeake Energy Corp Term Loan 8.50% due 08/23/2021	181,000	196,762
EP Energy LLC FRS BTL 9.75% due 06/30/2021	680,000	709,750
Fieldwood Energy LLC FRS 1st Lien 8.00% due 08/31/2020	95,382	90,613
Fieldwood Energy LLC FRS 1st Lien 8.38% due 09/30/2020	128,766	110,417
Fieldwood Energy LLC FRS 2nd Lien 8.38% due 09/30/2020	211,234	147,864
MEG Energy Corp. FRS BTL-B 3.75% due 03/31/2020	1,683,533	1,623,557

		2,878,963

Oil-Field Services — 0.4%
McJunkin Red Man Corp. FRS BTL-B 5.00% due 11/08/2019	1,413,559	1,416,209

Printing-Commercial — 0.1%
Fort Dearborn Co. 1st Lien 5.00% due 10/19/2023	496,000	499,410

Private Equity — 0.1%
Lightstone Generation LLC FRS BTL-B 6.50% due 11/22/2023	410,870	415,834
Lightstone Generation LLC FRS BTL-C 6.50% due 11/22/2023	39,130	39,603

		455,437

Professional Sports — 0.3%
Delta 2 Lux Sarl FRS BTL-B3 5.07% due 07/30/2021	1,035,000	1,044,426

Publishing-Books — 0.5%
Cengage Learning, Inc. FRS BTL-B 5.25% due 06/07/2023	735,305	711,867
McGraw-Hill Global Education Holdings LLC FRS BTL 5.00% due 05/04/2022	875,600	875,381

		1,587,248

Racetracks — 0.3%
Penn National Gaming, Inc. FRS BTL-B 3.27% due 10/30/2020	1,088,776	1,090,409

Radio — 0.1%
CBS Radio, Inc. FRS BTL-B 4.50% due 10/17/2023	324,226	327,368

Real Estate Investment Trusts — 0.3%
ESH Hospitality, Inc. FRS BTL-B 3.77% due 08/30/2023	442,890	447,780
MGM Growth Properties Operating Partnership LP FRS BTL-B 3.52% due 04/25/2023	600,463	604,779

		1,052,559

Real Estate Management/Services — 1.0%
Capital Automotive LP FRS 2nd Lien 6.00% due 04/30/2020	955,000	960,372
DTZ US Borrower LLC FRS BTL-B 4.25% due 11/04/2021	1,477,500	1,480,886
Realogy Group LLC FRS BTL-B 3.77% due 07/20/2022	1,178,714	1,197,868

		3,639,126

Research & Development — 0.2%
Pharmaceutical Product Development LLC FRS BTL-B 4.25% due 08/18/2022	535,731	540,530

Resort/Theme Parks — 0.1%
Six Flags Theme Parks, Inc. FRS BTL-B 3.25% – 5.25% due 06/30/2022	337,908	340,336

Retail-Arts & Crafts — 0.4%
Michaels Stores, Inc. FRS BTL-B1 3.75% due 01/30/2023	1,425,859	1,439,100

Retail-Auto Parts — 0.4%
Harbor Freight Tools USA, Inc. FRS BTL 3.89% due 08/19/2023	1,354,605	1,370,056

Retail-Bedding — 0.3%
Serta Simmons Holdings LLC 1st Lien 4.50% due 11/08/2023	980,000	987,350

Retail-Building Products — 0.5%
84 Lumber Co. FRS BTL-B 6.75% due 10/04/2023	1,170,000	1,170,000
SiteOne Supply Holding LLC FRS BTL-B 5.50% due 04/29/2022	694,320	697,791

		1,867,791

Retail-Drug Store — 0.1%
Rite Aid Corp. FRS BTL-2 4.88% due 06/21/2021	520,000	521,083

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. FRS BTL-B 3.82% – 4.24% due 08/19/2022	847,984	852,622

Retail-Major Department Stores — 0.1%
Hudson’s Bay Co. FRS BTL-B 4.25% due 09/30/2022	341,014	343,358

Retail-Misc./Diversified — 0.2%
Leslie’s Poolmart, Inc. FRS BTL-B 5.25% due 08/16/2023	637,153	642,197

Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc. FRS BTL-B 4.00% due 03/11/2022	580,165	581,945

Retail-Sporting Goods — 1.2%
Bass Pro Group LLC BTL 5.72% due 05/04/2018	2,110,000	2,108,681
Bass Pro Group LLC BTL-B 5.97% due 12/16/2023	2,085,000	2,065,268

		4,173,949

Rubber/Plastic Products — 0.2%
U.S. Farathane LLC FRS BTL-B 5.75% due 12/23/2021	722,077	722,077

Schools — 0.4%
Laureate Education, Inc. FRS BTL-B 8.87% due 03/17/2021	1,435,315	1,438,455

Semiconductor Components-Integrated Circuits — 0.3%
Cypress Semiconductor Corp. FRS BTL-B 6.50% due 07/05/2021	877,500	890,297

Semiconductor Equipment — 0.1%
MKS Instruments, Inc. FRS BTL-B2 3.52% due 05/01/2023	236,182	238,347

Telecom Services — 0.8%
Sable International Finance, Ltd. FRS BTL-B1 5.52% due 12/30/2022	654,511	660,566
Sable International Finance, Ltd. FRS BTL-B2 5.75% due 12/30/2022	237,989	240,190
Securus Technologies Holdings, Inc. FRS BTL-B2 5.25% due 04/30/2020	990,000	980,719
UPC Financing Partnership FRS BTL-AN 4.08% due 08/31/2024	926,731	935,535

		2,817,010

Telecommunication Equipment — 0.5%
Avaya, Inc. FRS BTL-B7 6.25% due 05/29/2020†(6)(13)	1,155,000	999,075
RCN Grande FRS 1st Lien 3.75% due 12/02/2023	931,428	936,279

		1,935,354

Telephone-Integrated — 1.1%
Level 3 Financing, Inc. FRS BTL-BII 3.50% due 05/31/2022	3,251,000	3,277,414
XO Communications LLC FRS BTL-B 4.25% due 03/19/2021	537,563	537,899

		3,815,313

Television — 0.5%
Mission Broadcasting, Inc. BTL-B2 3.00% due 09/26/2023	64,227	64,709
Sinclair Television Group, Inc. FRS BTL-B1 3.52% due 07/30/2021	832,325	833,886
Tribune Media Co. FRS BTL-B 3.77% due 12/27/2020	876,261	882,103

		1,780,698

Theaters — 0.1%
CDS US Intermediate Holdings Inc. FRS BTL 5.00% due 07/08/2022	465,112	468,717

Total Loans (cost $187,600,940)		188,873,728

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
City of Buenos Aires Argentina Senior Notes 7.50% due 06/01/2027*	250,000	255,625
Republic of Argentina Senior Notes 7.13% due 07/06/2036*	755,000	718,194

Total Foreign Government Obligations (cost $1,002,921)		973,819

COMMON STOCKS — 0.2%
Electric-Generation — 0.1%
Vistra Energy Corp.†	27,942	433,101
Vistra Energy Corp. CVR†	27,942	377

		433,478

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(5)	19,388	0

Television — 0.1%
ION Media Networks, Inc.†(1)(5)(15)	660	353,056

Total Common Stocks (cost $1,825,744)		786,534

PREFERRED SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
GMAC Capital Trust I FRS Series 2 6.70% (cost $1,191,987)	46,500	1,181,100

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Banks-Super Regional — 0.4%
KeyCorp. FRS 5.00% due 09/15/2026(12)	1,310,000	1,208,475
SunTrust Banks, Inc. FRS 5.63% due 12/15/2019(12)	110,000	112,612

		1,321,087

Diversified Banking Institutions — 0.3%
Citigroup, Inc. FRS Series T 6.25% due 08/15/2026(12)	845,000	869,505
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(12)	110,000	112,262

		981,767

Insurance-Multi-line — 0.1%
Voya Financial, Inc. FRS 5.65% due 05/15/2053	600,000	591,000

Total Preferred Securities/Capital Securities (cost $3,004,448)		2,893,854

Total Long-Term Investment Securities (cost $352,509,537)		352,946,910

TOTAL INVESTMENTS (cost $352,509,537)(2)	99.7%	352,946,910
Other assets less liabilities	0.3	1,124,762

NET ASSETS	100.0%	$354,071,672

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $73,494,313 representing 20.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $353,056 representing 0,10% of net assets.

(2)	See Note 3 for cost of investments on a tax basis.

(3)	Security in default of interest.

(4)	Company has filed for bankruptcy protection.

(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(6)	Subsequent to December 31, 2016, bond is in default.

(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(8)	Security in default of interest and principal at maturity.

(9)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(12)	Perpetual maturity — maturity date reflects the next call date.

(13)	Subsequent to December 31, 2016, the company has filed for bankruptcy protection.

(14)	Company has entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.

(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stock
ION Media Networks, Inc.	12/21/2016	660	6	$353,056	$534.93	0.10%

BTL	— Bank Term Loan

CVR	— Contingent Value Rights

DIP	— Debtor-in-possession

FRS	— Floating Rate Security

VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$2,298,571	$—	$2,298,571
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	124,273,444	—	124,273,444
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	31,665,860	—	31,665,860
Loans:
Building-Residential/Commercial	—	—	0	0
Oil & Gas Drilling	—	375,333	94,037	469,370
Other Industries	—	188,404,358	—	188,404,358
Foreign Government Obiligations	—	973,819	—	973,819
Common Stocks:
Electric-Generation	433,101	377	—	433,478
Other Industries	—	—	353,056	353,056
Preferred Securities	1,181,100	—	—	1,181,100
Preferred Securities/Capital Securities	—	2,893,854	—	2,893,854

Total Investments at Value	$1,614,201	$350,885,616	$447,093	$352,946,910

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of December 31, 2016 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2016, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2016, please refer to each Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
Fund	Foreign Forward Exchange Contracts(1)	Foreign Forward Exchange Contracts(1)
Strategic Bond	$352,084	$—

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.

Note 2. Repurchase Agreements

As of December 31, 2016, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
U.S. Government Securities	1.68%	$4,596,000
Strategic Bond	1.21	3,301,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated December 30, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $272,814,000, a repurchase price of $272,814,303, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.38%	06/30/2018	$85,370,000	$86,324,010
U.S. Treasury Notes	2.38	06/30/2018	85,000,000	87,593,435
U.S. Treasury Notes	3.38	11/15/2019	98,615,000	104,356,661

Note 3. Federal Income Taxes

As of December 31, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Unrealized Gain/(Loss) Net	Cost of Investments
U.S. Government Securites	6,035,412	(2,475,069)	3,560,343	182,222,960
Strategic Bond	8,120,016	(14,404,616)	(6,284,600)	378,001,610
Flexible Credit Bond	7,343,559	(7,329,349)	14,210	352,932,700

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 28, 2017